UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2010

Date of reporting period: 01/31/2010

Item 1 – Report to Stockholders

EQUITIES  FIXED INCOME  REAL ESTATE  LIQUIDITY  ALTERNATIVES  BLACKROCK SOLUTIONS

Semi-Annual Report

JANUARY 31, 2010 | (UNAUDITED)

BlackRock Equity Dividend Fund

BlackRock Natural Resources Trust

BlackRock Utilities and Telecommunications Fund, Inc.

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

2	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Dear Shareholder

Over the past year, investors worldwide witnessed a seismic shift in market sentiment as guarded optimism replaced the fear and pessimism that had dominated since late 2007. The single most important reason for this change was the swing from a severe economic recession to an emergent global recovery.

At the start of 2009, markets were reeling from the virtually unprecedented global financial and economic meltdown. The looming threat of further collapse in global markets prompted stimulus packages and central bank interventions on an extraordinary scale. By period end, these actions had helped stabilize the financial system, and the economic contraction abated.

After reaching a trough in March 2009, stocks galloped higher as the massive, coordinated global monetary and fiscal stimulus began to re-inflate world economies. Sidelined cash poured into the markets, triggering a dramatic and steep upward rerating of stocks and other risk assets. Still, the rally has not been without interruption, as mixed economic data, global challenges regarding sovereign credit risk and proposed fees and levies on banks had begun to dampen investor conviction toward period end. The experience in international markets generally mirrored that seen in the United States; notably, emerging markets firmly reclaimed their leadership status.

The easing of investor risk aversion was notable in the fixed income markets as well, where non-Treasury assets made a robust recovery. One of the major themes over the past year was the reversal of the flight-to-quality trade. High yield finished the period as the strongest-performing fixed income sector in both the taxable and tax-exempt space. Overall, the municipal market made a strong showing as technical conditions remained supportive of the asset class. The Build America Bond program was deemed a success, adding $65 billion of taxable supply to the municipal marketplace in 2009 and $4 billion so far this year. The program continues to alleviate tax-exempt supply pressure and attract the attention of a global audience. However, fundamental concerns are moving to the fore in the municipal space, and bear close watching as the year progresses. At the same time, yields on money market securities declined throughout the reporting period and remain near all-time lows, with the Federal Open Market Committee reiterating that economic circumstances are likely to necessitate an accommodative interest rate stance for an “extended period.” Investor assets in money market funds declined from the peak registered in early 2009, but remain well above pre-crisis levels.

All told, the rebound in sentiment and global market conditions resulted in positive 6- and 12-month returns for nearly every major benchmark index, with the most dramatic improvement seen among risk assets.

Total Returns as of January 31, 2010	6-month	12-month

US equities (S&P 500 Index)	9.87%	33.14%

Small cap US equities (Russell 2000 Index)	8.86	37.82

International equities (MSCI Europe, Australasia, Far East Index)	6.93	39.68

3-month Treasury bill (BofA Merrill Lynch 3-Month Treasury Bill Index)	0.10	0.22

US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	0.62	(3.31)

Taxable fixed income (Barclays Capital US Aggregate Bond Index)	3.87	8.51

Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	4.90	9.49

High yield bonds (Barclays Capital US Corporate High Yield 2% Issuer Capped Index)	15.90	50.80

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment continues to improve, but questions about the strength and sustainability of the recovery abound. Through periods of market uncertainty, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional market perspective and investment insight, visit www.blackrock.com/shareholdermagazine, where you’ll find the most recent issue of our award-winning Shareholder® magazine, as well as its quarterly companion newsletter, Shareholder Perspectives. As always, we thank you for entrusting BlackRock with your investments, and we look forward to your continued partnership in the months and years ahead.

Sincerely,
Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of January 31, 2010	BlackRock Equity Dividend Fund

Portfolio Management Commentary

How did the Fund perform?

•	The Fund generated positive returns for the six-month period, but under-performed its performance benchmark, the Russell 1000 Value Index, and the broad-market S&P 500 Index.

What factors influenced performance?

•

Stock selection in the materials sector, combined with underweight positions in the health care and consumer discretionary sectors, detracted from the Fund’s overall performance relative to the Russell 1000 Value Index. Stock selection in financials also hurt returns, as the Fund’s more conservative holdings in the sector trailed lower-quality names that appreciated sharply during the period. The Fund’s cash weighting was a hindrance as well, detracting approximately 1% from overall relative performance.

•

On the positive side, stock selection in the consumer staples, telecommunication services and information technology sectors benefited performance relative to the benchmark. Additional outperformance was generated through a strategic overweight in materials and a moderate underweight in telecommunication services.

Describe recent portfolio activity.

•

During the six months, there were few significant changes made to the Fund’s strategic position. The largest single change was an active reduction in the level of cash, which decreased steadily throughout the time period. Additionally, exposure to the industrials sector was added by deploying cash into existing holdings.

•

In all sectors, our focus continues to be on the consistency and stability of revenues, earnings and dividends for predictability and growth of future income. With a shift to quality beginning to occur, we believe that the flow of funds in 2010 will begin to move away from cash and bonds toward higher-quality assets that can produce sustainable growth and current income over time.

Describe Fund positioning at period end.

•

Our view about economic cycles and the current investment environment favors dividend-paying stocks as higher-quality names tend to outperform during middle- and late-stage economic recoveries. Given the tremendous rally of “junk” stocks we witnessed during much of 2009, we feel confident in our positioning and in the stability of income that the names in our portfolio offer.

•

Heading into 2010, we believe that the balance between current income and capital appreciation will be of growing importance as we move into a more tempered, cautious earnings and investment environment. Additionally, available free cash flow, management incentives and investor demands all suggest higher dividend payments to shareholders, which may help lift quality stocks. Furthermore, in our view, the transition to a recovery based on real economic growth from a recovery rooted in policy action/reaction is yet to materialize. Expectations surrounding costs in energy, health care, interest rates and future taxes should make for a mixed, but opportunistic, investment environment for equities as we move further into the year.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

JPMorgan Chase & Co.	3%
Chevron Corp.	3
BHP Billiton Ltd.	3
Total SA — ADR	3
Exxon Mobil Corp.	3
Raytheon Co.	2
The Procter & Gamble Co.	2
United Technologies Corp.	2
Unilever NV — ADR	2
The Travelers Cos., Inc.	2

Sector Allocation	Percent of Long-Term Investments

Energy	17%
Consumer Staples	16
Industrials	14
Financials	14
Materials	11
Utilities	9
Health Care	6
Telecommunication Services	5
Information Technology	5
Consumer Discretionary	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2010

BlackRock Equity Dividend Fund

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in a diversified portfolio of equity securities and dividend paying securities.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged broad-based index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price/book ratios and lower forecasted growth values.

Performance Summary for the Period Ended January 31, 2010

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	7.98%	27.02%	N/A	4.14%	N/A	5.71%	N/A
Service	7.85	26.72	N/A	3.88	N/A	5.44	N/A
Investor A	7.78	26.63	19.98%	3.86	2.74%	5.42	4.86%
Investor B	7.35	25.70	21.20	3.06	2.70	4.78	4.78
Investor C	7.33	25.66	24.66	3.08	3.08	4.62	4.62
Class R	7.65	26.35	N/A	3.57	N/A	5.24	N/A
S&P 500 Index	9.87	33.14	N/A	0.18	N/A	(0.80)	N/A
Russell 1000 Value Index	10.70	31.44	N/A	(0.46)	N/A	2.52	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]

	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[6]

Institutional	$1,000	$1,079.80	$3.79	$1,000	$1,021.26	$3.68
Service	$1,000	$1,078.50	$5.08	$1,000	$1,020.01	$4.94
Investor A	$1,000	$1,077.80	$5.23	$1,000	$1,019.86	$5.09
Investor B	$1,000	$1,073.50	$9.46	$1,000	$1,015.78	$9.20
Investor C	$1,000	$1,073.30	$9.15	$1,000	$1,016.07	$8.90
Class R	$1,000	$1,076.50	$6.94	$1,000	$1,018.22	$6.74

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.73% for Institutional, 0.98% for Service, 1.01% for Investor A, 1.83% for Investor B, 1.77% for Investor C and 1.34% for Class R), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	5

Fund Summary as of January 31, 2010	BlackRock Natural Resources Trust

Portfolio Management Commentary

How did the Fund perform?

•	BlackRock Natural Resources Trust (the “Fund”) outperformed its performance benchmark, the MSCI Natural Resources Index, and the broad-market S&P 500 Index for the six-month period.

What factors influenced performance?

•

During the six months, rising commodity prices and Exxon Mobil Corp.’s announced acquisition of XTO Energy, Inc. provided catalysts for natural resources stocks to move higher. The Fund benefited from an emphasis on the oil & gas exploration & production segment, with overweights in holdings such as EOG Resources, Inc. and Brigham Exploration Co. providing a significant boost to performance within the group.

•

Conversely, an underweight in the metals & mining segment detracted from relative performance. These stocks rallied on investor optimism regarding worldwide economic growth, especially in emerging markets. The Fund’s lack of exposure to Rio Tinto Ltd., which rose by approximately 20% during the period, also was a hindrance. In addition, cash detracted from performance during the market rally.

Describe recent portfolio activity.

•

Portfolio turnover was low for the six months, as is typical for the Fund. We pared back XTO Energy, Inc. after it rallied on the announcement that Exxon Mobil Corp. would be purchasing the company at a premium.

Describe Fund positioning at period end.

•

At period end, the Fund’s positioning was little changed, with an emphasis on energy over metals. Within energy, we continue to emphasize exploration & production stocks and prefer oil-biased names to natural-gas-levered names. Cash was higher than usual during the period as the team was slightly cautious due to high oil and natural gas inventory levels. We are looking for attractive opportunities to put some of this cash to work.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

EOG Resources, Inc.	5%
Devon Energy Corp.	3
Transocean Ltd.	3
Apache Corp.	3
Murphy Oil Corp.	3
Suncor Energy, Inc.	3
Chevron Corp.	3
Talisman Energy, Inc.	3
Occidental Petroleum Corp.	3
National Oilwell Varco, Inc.	3

Industry Allocation	Percent of Long-Term Investments

Oil & Gas Exploration & Production	26%
Integrated Oil & Gas	14
Energy Equipment & Services	14
Oil, Gas & Consumable Fuels	10
Canadian Independents	9
Metals & Mining	9
Oil & Gas Equipment & Services	8
Oil & Gas Drilling	5
Gold	2
Gas Utilities	1
Oil & Gas Producers	1
Chemicals	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2010

BlackRock Natural Resources Trust

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in equity securities of domestic and foreign companies with substantial natural resource assets.

[3]

This unmanaged index covers the 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged index is an index consisting primarily of equity securities of companies engaged in the natural resources industry.

Performance Summary for the Period Ended January 31, 2010

		Average Annual Total Returns[5]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	10.60%	43.83%	N/A	11.18%	N/A	14.88%	N/A
Investor A	10.44	43.42	35.89%	10.88	9.69%	14.58	13.96%
Investor B	10.01	42.34	37.84	10.04	9.77	13.87	13.87
Investor C	10.02	42.30	41.30	10.03	10.03	13.69	13.69
S&P 500 Index	9.87	33.14	N/A	0.18	N/A	(0.80)	N/A
MSCI Natural Resources Index	8.46	34.58	N/A	8.76	N/A	8.47	N/A

[5]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[7]

	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[6]	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[6]

Institutional	$1,000	$1,106.00	$4.36	$1,000	$1,020.76	$4.18
Investor A	$1,000	$1,104.40	$5.77	$1,000	$1,019.42	$5.54
Investor B	$1,000	$1,100.10	$9.84	$1,000	$1,015.53	$9.45
Investor C	$1,000	$1,100.20	$9.90	$1,000	$1,015.48	$9.50

[6]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.83% for Institutional, 1.10% for Investor A, 1.88% for Investor B and 1.89% for Investor C), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[7]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	7

Fund Summary as of January 31, 2010	BlackRock Utilities and Telecommunications Fund, Inc.

Portfolio Management Commentary

How did the Fund perform?

•

For the six-month period, the Fund’s Institutional and Investor A Shares outperformed its composite benchmark (70% S&P 500 Utilities Index/30% S&P 500 Telecommunication Services Index), while Investor B, Investor B1, Investor C and Investor C1 Shares lagged the composite benchmark. All share classes outperformed the S&P 500 Telecommunication Services Index, but trailed the broad-market S&P 500 Index and the S&P 500 Utilities Index.

What factors influenced performance?

•

Relative to the Fund’s composite benchmark, the biggest boost to performance for the period came from stock selection in the telecommunications sector, more specifically from within the diversified telecommunication services industry. A modest overweight in the wireless telecommunication services industry also helped generate relative outperformance. Within the utilities space, stock selection in the electric utilities industry, combined with a stronger overweight in the independent power producers & energy traders industry, aided results. An overweight position in the oil, gas & consumable fuels industry added significantly to performance as well.

•

Within utilities, the biggest detriment to relative performance came from the combination of stock selection and an underweight in the integrated utilities industry. An overweight position in the commercial services & supplies industry also detracted. Elsewhere, the Fund’s allocation to the construction & engineering industry subtracted marginally from performance during the period.

Describe recent portfolio activity.

•

There were relatively few significant changes made to the Fund during the six months, although we did steadily increase our allocation to the energy sector given attractive valuations and strengthening fundamentals throughout the period. Additionally, as natural gas prices bottomed out, this sector looked more attractive to us on a relative basis. Within the telecommunications sector, we added exposure to the tower names given the growth that needs to happen in order to support data networks and the growing demand for smartphones. Finally, we began to shift the portfolio away from overseas holdings and added more assets into US-based names, given weaker valuations in Europe and a stronger domestic growth potential and economic outlook.

Describe Fund positioning at period end.

•

In the utilities space, we continue to like electric utilities for their consistency and reliability, and they held up well for us throughout the period. We look forward to ongoing performance in the regulated space, especially as we believe interest rates will remain exceptionally low for the majority of 2010. In 2009, given depressed natural gas prices, our allocation to the integrated utilities hurt on a relative basis. Additionally, we expect to see independent power producers & energy traders perform better into 2010, as their traditionally higher betas should provide a boost as the market continues to recover.

•

In the telecommunications arena, we expect capital spending to remain relatively flat, with heightened spending in the wireless space and slightly less spending in the wireline segment. Elsewhere, we like rural local telephone exchange carriers as strong cash flow generators and high dividend payers, and also as potential beneficiaries of the economic stimulus plan as broadband is rolled out across franchise territories. The tower names are also well-positioned given their contracts with wireless providers who will need more servicing and higher-quality networks as data-heavy smartphones continue to develop.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Portfolio Information

Ten Largest Holdings	Percent of Long-Term Investments

FPL Group, Inc.	4%
American Electric Power Co., Inc.	4
Verizon Communications, Inc.	4
Dominion Resources, Inc.	4
The Southern Co.	4
Entergy Corp.	4
Public Service Enterprise Group, Inc.	3
AT&T, Inc.	3
NRG Energy, Inc.	3
ITC Holdings Corp.	3

Industry Allocation	Percent of Long-Term Investments

Electric Utilities	38%
Multi-Utilities	17
Diversified Telecommunication Services	14
Independent Power Producers & Energy Traders	9
Wireless Telecommunication Services	7
Oil, Gas & Consumable Fuels	6
Gas Utilities	5
Water Utilities	2
Commercial Services & Supplies	1
Construction & Engineering	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2010

BlackRock Utilities and Telecommunications Fund, Inc.

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees, if any. Institutional Shares do not have a sales charge.

[2]	The Fund invests primarily in equity and debt securities issued by domestic and foreign utilities companies, including telecommunications companies.

[3]

This unmanaged index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly NYSE issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged index is comprised of all stocks designed to measure the performance of electric and natural gas utilities within the S&P 500 Index.

[5]	This composite index is comprised 70% of the S&P 500 Utilities Index and 30% of the S&P 500 Telecommunication Services Index.

[6]	This unmanaged index is comprised of all stocks designed to measure the performance of telecommunication services companies within the S&P 500 Index.

Performance Summary for the Period Ended January 31, 2010

		Average Annual Total Returns[7]

		1 Year		5 Years		10 Years

	6-Month Total Returns	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge	w/o sales charge	w/sales charge

Institutional	2.94%	11.47%	N/A	5.13%	N/A	2.93%	N/A
Investor A	2.82	11.23	5.39%	4.87	3.75%	2.67	2.12%
Investor B	2.33	10.07	5.57	4.00	3.66	1.86	1.86
Investor B1	2.48	10.58	6.58	4.30	3.95	2.24	2.24
Investor C	2.39	10.24	9.24	4.05	4.05	1.89	1.89
Investor C1	2.43	10.45	9.45	4.23	4.23	2.11	2.11
S&P 500 Index	9.87	33.14	N/A	0.18	N/A	(0.80)	N/A
S&P 500 Utilities Index	4.20	7.09	N/A	4.56	N/A	3.29	N/A
S&P 500 Telecommunication Services Index	(0.87)	11.00	N/A	1.54	N/A	(7.23)	N/A
70% S&P 500 Utilities Index/30% S&P 500 Telecommunication Services Index	2.68	8.47	N/A	3.89	N/A	0.69	N/A

[7]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 10 for a detailed description of share classes, including any related sales charges and fees.

N/A — Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example

	Actual			Hypothetical[9]

	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[8]	Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Expenses Paid During the Period[8]

Institutional	$1,000	$1,029.40	$5.51	$1,000	$1,019.46	$5.49
Investor A	$1,000	$1,028.20	$6.73	$1,000	$1,018.27	$6.69
Investor B	$1,000	$1,023.30	$11.85	$1,000	$1,013.18	$11.80
Investor B1	$1,000	$1,024.30	$9.84	$1,000	$1,015.18	$9.80
Investor C	$1,000	$1,023.90	$10.85	$1,000	$1,014.18	$10.80
Class C1	$1,000	$1,024.30	$10.04	$1,000	$1,014.98	$10.00

[8]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.09% for Institutional, 1.33% for Investor A, 2.35% for Investor B, 1.95% for Investor B1, 2.15% for Investor C and 1.99% for Investor C1), multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

[9]

Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
See “Disclosure of Expenses” on page 11 for further information on how expenses were calculated.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	9

About Fund Performance

•	Institutional Shares are not subject to any sales charge. Institutional Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•

Service Shares (available only to BlackRock Equity Dividend Fund) are not subject to any sales charge. Service Shares are subject to a service fee of 0.25% per year (but no distribution fee) and are available only to eligible investors. Prior to October 2, 2006, Service Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Service Share fees.

•	Investor A Shares incur a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•

Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) For BlackRock Equity Dividend Fund and BlackRock Natural Resources Trust, all returns for periods greater than eight years reflect this conversion. For BlackRock Utilities and Telecommunications Fund, Inc. prior to October 2, 2006, Investor B Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor B Share fees.

•

Investor B1 Shares (available only to BlackRock Utilities and Telecommunications Fund, Inc.) are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Investor B1 Shares are subject to a distribution fee of 0.50% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•

Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. In addition, Investor C Shares are subject to a distribution fee of 0.75% and a service fee of 0.25% per year. For BlackRock Utilities and Telecommunications Fund, Inc. prior to October 2, 2006, Investor C Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Investor C Share fees.

•

Investor C1 Shares (available only to BlackRock Utilities and Telecommunications Fund, Inc.) are subject to a distribution fee of 0.55% per year and a service fee of 0.25% per year. In addition, Investor C1 Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•

Class R Shares (available only to BlackRock Equity Dividend Fund) do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R Shares are available only to certain retirement plans. Prior to January 3, 2003, Class R Share performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect the Class R Share fees.

Investor B, B1 and C1 Shares of the Funds are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Funds’ investment advisor waived a portion of its investment advisory fee. Without such a waiver, the Funds’ performance would have been lower.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Disclosure of Expenses

Shareholders of the Funds may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses, including advisory fees, service and distribution fees including 12b-1 fees and other Fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on August 1, 2009 and held through January 31, 2010) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The tables provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The tables also provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Funds may invest in various derivative instruments, including financial futures contracts, foreign currency exchange contracts and options, as specified in Note 2 of the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market, equity and/or foreign currency exchange rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative instrument. A Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require a Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation a Fund can realize on an investment or may cause a Fund to hold a security that it might otherwise sell. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	11

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.1%
General Dynamics Corp.	1,190,700	$79,598,295
Northrop Grumman Corp.	1,276,300	72,238,580
Raytheon Co.	2,367,700	124,138,511
Rockwell Collins, Inc.	343,900	18,292,041
United Technologies Corp.	1,661,800	112,138,264

		406,405,691

Beverages — 2.4%
The Coca-Cola Co. (a)	1,620,500	87,912,125
Diageo Plc	4,439,900	74,626,058

		162,538,183

Capital Markets — 0.0%
The Bank of New York Mellon Corp.	87,068	2,532,808

Chemicals — 2.9%
Air Products & Chemicals, Inc.	369,600	28,074,816
The Dow Chemical Co.	708,300	19,187,847
E.I. du Pont de Nemours & Co.	2,748,700	89,635,107
Olin Corp.	1,714,900	28,295,850
Praxair, Inc.	434,200	32,703,944

		197,897,564

Commercial Banks — 6.2%
The Bank of Nova Scotia	1,902,200	79,752,748
National Bank of Canada	1,608,000	84,983,007
Royal Bank of Canada	614,400	30,040,526
The Toronto-Dominion Bank	726,100	42,781,669
U.S. Bancorp	2,759,300	69,203,244
Wells Fargo & Co.	3,752,500	106,683,575

		413,444,769

Computers & Peripherals — 2.7%
Hewlett-Packard Co.	1,667,800	78,503,346
International Business Machines Corp.	856,500	104,827,035

		183,330,381

Containers & Packaging — 0.4%
Packaging Corp. of America	892,000	19,659,680
Temple-Inland, Inc.	574,500	9,979,065

		29,638,745

Diversified Financial Services — 3.4%
Bank of America Corp. (a)	1,575,000	23,908,500
JPMorgan Chase & Co.	5,315,150	206,971,941

		230,880,441

Diversified Telecommunication Services — 4.3%
AT&T, Inc.	3,841,103	97,410,372
BCE, Inc.	842,573	21,696,255
CenturyTel, Inc.	776,100	26,395,161
Qwest Communications International, Inc.	7,646,100	32,190,081
Verizon Communications, Inc.	3,120,021	91,791,018
Windstream Corp.	2,175,642	22,430,869

		291,913,756

Common Stocks	Shares	Value

Electric Utilities — 3.8%
American Electric Power Co., Inc.	1,029,600	$35,675,640
Duke Energy Corp.	1,917,820	31,701,565
Exelon Corp.	642,100	29,292,602
FirstEnergy Corp.	475,000	20,719,500
FPL Group, Inc.	899,700	43,869,372
ITC Holdings Corp.	276,900	14,875,068
Northeast Utilities, Inc.	511,200	12,943,584
PPL Corp.	897,900	26,479,071
The Southern Co.	1,313,900	42,044,800

		257,601,202

Electrical Equipment — 0.3%
Rockwell Automation, Inc.	391,600	18,890,784

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc. (a)	721,000	65,993,130
Halliburton Co.	1,494,000	43,639,740
Schlumberger Ltd.	454,100	28,817,186

		138,450,056

Food & Staples Retailing — 1.1%
Wal-Mart Stores, Inc.	1,355,100	72,402,993

Food Products — 4.0%
General Mills, Inc.	833,900	59,465,409
H.J. Heinz Co.	1,171,600	51,116,908
Kraft Foods, Inc.	1,873,103	51,810,029
Unilever NV — ADR	3,578,600	109,433,588

		271,825,934

Gas Utilities — 0.9%
AGL Resources, Inc.	267,500	9,440,075
EQT Corp.	1,180,000	51,943,600

		61,383,675

Hotels, Restaurants & Leisure — 1.5%
McDonald’s Corp.	1,588,350	99,160,691
Tim Hortons, Inc.	140,100	4,012,464

		103,173,155

Household Products — 3.7%
Clorox Co.	1,203,500	71,211,095
Kimberly-Clark Corp.	1,066,200	63,321,618
The Procter & Gamble Co.	1,831,700	112,741,135

		247,273,848

Industrial Conglomerates — 2.5%
3M Co.	920,200	74,066,898
General Electric Co.	5,729,403	92,128,800

		166,195,698

Insurance — 2.7%
Chubb Corp.	1,420,000	71,000,000
The Travelers Cos., Inc.	2,126,394	107,744,384

		178,744,384

Portfolio Abbreviations

To simplify the portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
USD	US Dollar

See Notes to Financial Statements.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery — 2.8%
Caterpillar, Inc. (b)	1,801,000	$94,084,240
Deere & Co.	1,865,400	93,176,730

		187,260,970

Media — 0.1%
The McGraw-Hill Cos., Inc.	219,600	7,784,820

Metals & Mining — 5.7%
Aluminum Corp. of China Ltd. — ADR (a)	509,920	12,651,115
Barrick Gold Corp.	1,065,800	37,000,230
BHP Billiton Ltd.	5,254,600	182,673,682
BlueScope Steel Ltd.	13,260,400	30,558,201
Nucor Corp.	1,000,300	40,812,240
Rio Tinto Ltd.	941,329	56,283,951
Southern Copper Corp. (a)	976,100	25,993,543

		385,972,962

Multi-Utilities — 2.9%
Consolidated Edison, Inc. (a)	395,300	17,290,422
Dominion Resources, Inc.	1,567,300	58,711,058
PG&E Corp.	440,300	18,598,272
Public Service Enterprise Group, Inc.	1,636,900	50,072,771
Sempra Energy	600,400	30,470,300
Wisconsin Energy Corp.	335,400	16,414,476

		191,557,299

Oil, Gas & Consumable Fuels — 13.6%
BP Plc — ADR	1,230,247	69,041,462
Cameco Corp.	898,100	24,274,108
Chevron Corp. (b)	2,644,738	190,738,504
ConocoPhillips	1,250,898	60,043,104
Consol Energy, Inc.	440,100	20,513,061
Enbridge, Inc.	1,654,300	71,803,659
Exxon Mobil Corp.	2,370,906	152,757,474
Marathon Oil Corp.	1,899,900	56,636,019
Murphy Oil Corp.	187,700	9,587,716
Occidental Petroleum Corp.	697,800	54,665,652
Peabody Energy Corp.	372,100	15,672,852
Spectra Energy Corp.	1,443,760	30,679,900
Total SA — ADR (a)	2,730,100	157,226,459

		913,639,970

Paper & Forest Products — 0.9%
MeadWestvaco Corp.	1,368,700	32,944,609
Weyerhaeuser Co.	703,600	28,073,640

		61,018,249

Personal Products — 1.4%
Avon Products, Inc.	1,066,400	32,141,296
Mead Johnson Nutrition Co.	1,334,119	60,342,202

		92,483,498

Pharmaceuticals — 5.5%
Abbott Laboratories	1,264,500	66,942,630
Bristol-Myers Squibb Co.	1,837,766	44,767,989
Johnson & Johnson	1,117,500	70,246,050
Merck & Co, Inc.	2,456,100	93,773,898
Pfizer, Inc.	5,105,868	95,275,497

		371,006,064

Road & Rail — 0.9%
Canadian National Railway Company	1,257,300	62,776,989

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment — 0.7%
Intel Corp.	2,379,716	$46,166,491

Software — 0.4%
Microsoft Corp.	827,830	23,328,249

Specialty Retail — 0.2%
Home Depot, Inc.	42,028	1,177,204
Limited Brands, Inc.	507,000	9,643,140

		10,820,344

Textiles, Apparel & Luxury Goods — 0.7%
VF Corp.	660,600	47,583,018

Tobacco — 2.3%
Altria Group, Inc. (a)	1,280,600	25,432,716
Lorillard, Inc.	372,000	28,160,400
Philip Morris International, Inc.	2,161,200	98,356,212

		151,949,328

Water Utilities — 0.6%
American Water Works Co., Inc.	1,714,100	37,367,380

Wireless Telecommunication Services — 0.3%
Vodafone Group Plc — ADR	957,981	20,558,272

Total Long-Term Investments (Cost — $6,068,422,791) — 90.0%		6,045,797,970

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	746,346,567	746,346,567

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	$140,432	140,432,350

Total Short-Term Securities (Cost — $886,778,917) — 13.2%		886,778,917

Total Investments (Cost — $6,955,201,708*) — 103.2%		6,932,576,887
Liabilities in Excess of Other Assets — (3.2)%		(213,713,696)

Net Assets — 100.0%		$6,718,863,191

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$6,956,625,574

Gross unrealized appreciation	$284,548,664
Gross unrealized depreciation	(308,597,351)

Net unrealized depreciation	$(24,048,687)

(a)	Security, or a portion of security, is on loan.

(b)	All or a portion of the security has been pledged as collateral in connection with open financial futures contracts.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	13

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$136,848,322	$607,108
BlackRock Liquidity Series, LLC Money Market Series	$115,763,600	$43,623

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

CAD 5,793,367	USD 5,436,260	State Street Corp.	2/02/10	$(18,129)
AUD 5,776,547	USD 5,137,545	State Street Corp.	2/03/10	(29,998)

Total				$(48,127)

•	Financial futures contracts purchased as of January 31, 2010 were as follows:

Contracts	Issue	Expiration Date	Notional Value	Unrealized Depreciation

5,360	S&P 500 EMINI	March 2010	$297,129,456	$(10,262,256)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$5,701,656,078
Short-Term Securities	746,346,567

Total Level 1	6,448,002,645

Level 2
Long-Term Investments
Common Stocks:
Beverages	74,626,058
Metals & Mining	269,515,834
Short-Term Securities	140,432,350

Total Level 2	484,574,242

Level 3	—

Total	$6,932,576,887

[1]	See above Schedule of Investments for values in each industry excluding the securities within the industries in Level 2 within the table.

Valuation Inputs	Other Financial Instruments[2]

Liabilities

Level 1	$(10,262,256)
Level 2	(48,127)
Level 3	—

Total	$(10,310,383)

[2]	Other financial instruments are financial futures contracts and foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Canadian Independents — 7.8%
Canadian Natural Resources Ltd.	106,200	$6,778,723
Crew Energy, Inc. (a)	285,500	3,529,867
EnCana Corp.	134,922	4,126,209
Husky Energy, Inc.	106,400	2,646,939
Iteration Energy Ltd. (a)	144,063	163,027
Nexen, Inc.	122,700	2,686,376
Niko Resources Ltd.	21,800	2,013,123
Pan Orient Energy Corp. (a)	224,000	1,372,177
Paramount Resources Ltd. (a)	75,000	1,069,675
Progress Energy Resources Corp.	153,553	1,983,228
Talisman Energy, Inc.	656,800	10,866,301

		37,235,645

Chemicals — 0.6%
E.I. du Pont de Nemours & Co.	33,400	1,089,174
Intrepid Potash, Inc. (a)	18,400	450,616
Praxair, Inc.	19,700	1,483,804

		3,023,594

Energy Equipment & Services — 11.8%
Acergy SA — ADR	85,000	1,288,600
Cameron International Corp. (a)	203,200	7,652,512
Dresser-Rand Group, Inc. (a)	196,200	5,803,596
Dril-Quip, Inc. (a)	61,200	3,212,388
National Oilwell Varco, Inc.	261,501	10,695,391
Noble Corp.	163,600	6,596,352
Seahawk Drilling, Inc. (a)	4,713	98,549
Tesco Corp. (a)	106,300	1,389,341
Transocean Ltd. (a)	164,709	13,957,441
Trican Well Service Ltd.	46,400	599,717
Weatherford International Ltd. (a)	349,452	5,479,407

		56,773,294

Gas Utilities — 1.0%
EQT Corp.	107,600	4,736,552

Gold — 1.5%
Barrick Gold Corp.	56,500	1,961,450
Eldorado Gold Corp. (a)	441,400	5,242,721

		7,204,171

Integrated Oil & Gas — 12.3%
BP Plc — ADR	44,500	2,497,340
Chevron Corp.	152,291	10,983,227
ConocoPhillips	122,775	5,893,200
Eni SpA — ADR	19,250	895,510
Exxon Mobil Corp.	141,128	9,092,877
Hess Corp.	95,000	5,490,050
Marathon Oil Corp.	155,400	4,632,474
Murphy Oil Corp.	256,000	13,076,480
Total SA — ADR (b)	111,000	6,392,490

		58,953,648

Marine — 0.5%
Aegean Marine Petroleum Network, Inc.	72,300	2,249,253

Metals & Mining — 7.5%
Alcoa, Inc.	22,900	291,517
Aluminum Corp. of China Ltd. — ADR (b)	205,700	5,103,417
BHP Billiton Ltd.	60,500	2,103,254
First Quantum Minerals Ltd.	55,700	4,039,780
Franco-Nevada Corp.	75,000	1,896,656
Gammon Gold, Inc. (a)	139,100	1,199,441
Goldcorp, Inc.	136,082	4,612,216
HudBay Minerals, Inc. (a)	195,000	2,204,863

Common Stocks	Shares	Value

Metals & Mining (concluded)
Inmet Mining Corp.	12,700	$643,166
Newcrest Mining Ltd.	162,000	4,494,686
Newmont Mining Corp.	9,900	424,314
Southern Copper Corp. (b)	149,900	3,991,837
Vale SA — ADR	189,900	4,897,521

		35,902,668

Oil & Gas Drilling — 4.2%
Diamond Offshore Drilling, Inc.	49,100	4,494,123
Helmerich & Payne, Inc.	103,900	4,346,137
Nabors Industries Ltd. (a)	112,800	2,515,440
Pride International, Inc. (a)	74,600	2,208,160
Rowan Cos., Inc.	54,500	1,170,660
Saipem SpA	164,500	5,325,852

		20,060,372

Oil & Gas Equipment & Services — 6.7%
Baker Hughes, Inc.	94,200	4,265,376
BJ Services Co.	59,900	1,238,133
Exterran Holdings, Inc. (a)	521	10,566
FMC Technologies, Inc. (a)	155,600	8,273,252
Halliburton Co.	204,600	5,976,366
Schlumberger Ltd.	82,700	5,248,142
Smith International, Inc.	80,700	2,446,824
Technip SA — ADR	64,975	4,479,376

		31,938,035

Oil & Gas Exploration & Production — 22.9%
Anadarko Petroleum Corp.	123,600	7,883,208
Apache Corp.	138,360	13,665,817
Brigham Exploration Co. (a)	240,000	3,129,600
Cabot Oil & Gas Corp., Class A	118,200	4,523,514
Carrizo Oil & Gas, Inc. (a)(b)	64,500	1,548,000
Cimarex Energy Co.	21,794	1,072,483
Denbury Resources, Inc. (a)	63,413	859,246
Devon Energy Corp.	214,898	14,378,825
EOG Resources, Inc.	230,100	20,805,642
Forest Oil Corp. (a)	47,400	1,143,288
Mariner Energy, Inc. (a)	144,065	2,081,739
Newfield Exploration Co. (a)	75,300	3,685,182
Noble Energy, Inc.	86,700	6,410,598
Occidental Petroleum Corp.	138,200	10,826,588
Pioneer Natural Resources Co.	50,500	2,220,990
Range Resources Corp.	171,300	7,879,800
Southwestern Energy Co. (a)	100,600	4,313,728
XTO Energy, Inc.	79,125	3,526,602

		109,954,850

Oil & Gas Producers — 0.7%
Whiting Petroleum Corp. (a)	51,000	3,394,560

Oil, Gas & Consumable Fuels — 8.9%
Arch Coal, Inc.	39,300	828,051
Berry Petroleum Co., Class A	61,300	1,660,004
Cenovus Energy, Inc.	134,922	3,118,001
CNOOC Ltd. — ADR	34,300	4,796,169
Coastal Energy Co. (a)	527,400	2,293,580
Consol Energy, Inc.	71,900	3,351,259
Patriot Coal Corp. (a)	27,840	431,242
Peabody Energy Corp.	144,000	6,065,280
PetroBakken Energy Ltd.	63,337	1,756,317
PetroHawk Energy Corp. (a)	57,000	1,272,810
Petroleo Brasileiro SA — ADR	127,000	5,152,390
Suncor Energy, Inc.	370,604	11,701,277

		42,426,380

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	15

Schedule of Investments (concluded)	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Paper & Forest Products — 0.3%
Fibria Celulose SA — ADR (a)	91,000	$1,663,480

Refining, Marketing & Transportation — 0.3%
Valero Energy Corp.	89,000	1,639,380

Utilities — 0.3%
Williams Cos., Inc.	69,500	1,448,380

Total Long-Term Investments
(Cost — $227,781,169) — 87.3%		418,604,262

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.10% (c)(d)	61,595,358	61,595,358

	Beneficial Interest (000)

BlackRock Liquidity Series, LLC Money Market Series, 0.27% (c)(d)(e)	$10,327	10,327,050

Total Short-Term Securities (Cost — $71,922,408) — 15.0%		71,922,408

Total Investments (Cost — $299,703,577*) — 102.3%		490,526,670
Liabilities in Excess of Other Assets — (2.3)%		(11,052,994)

Net Assets — 100.0%		$479,473,676

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$298,769,724

Gross unrealized appreciation	$197,594,086
Gross unrealized depreciation	(5,837,140)

Net unrealized appreciation	$191,756,946

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$23,636,787	$43,122
BlackRock Liquidity Series, LLC Money Market Series	$5,454,800	$10,773

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from securities loans.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$406,680,470
Short-Term Securities	61,595,358

Total Level 1	468,275,828

Level 2
Long-Term Investments
Common Stocks:
Metals & Mining	6,597,940
Oil & Gas Drilling	5,325,852
Short-Term Securities	10,327,050

Total Level 2	22,250,842

Level 3	—

Total	$490,526,670

[1]	See above Schedule of Investments for values in each industry excluding the securities within the industries in Level 2 within the table.

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Schedule of Investments January 31, 2010 (Unaudited)	BlackRock Utilities and Telecommunications Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.8%
Tetra Tech, Inc. (a)	33,700	$762,968

Construction & Engineering — 0.6%
Bouygues	4,900	241,232
Quanta Services, Inc. (a)	21,075	383,986

		625,218

Diversified Telecommunication Services — 12.9%
AT&T, Inc.	126,962	3,219,756
BCE, Inc.	32,500	836,875
BT Group Plc	112,000	244,424
Cable & Wireless Plc	100,500	227,233
CenturyTel, Inc.	13,000	442,130
Deutsche Telekom AG	25,700	332,757
France Telecom SA	14,800	339,322
Koninklijke KPN NV	21,100	349,385
Qwest Communications International, Inc.	236,000	993,560
Swisscom AG	1,100	400,940
Telefonica SA	55,248	1,323,497
Verizon Communications, Inc.	120,200	3,536,284
Windstream Corp.	39,141	403,544

		12,649,707

Electric Utilities — 36.9%
Allegheny Energy, Inc.	36,600	766,770
American Electric Power Co., Inc.	106,000	3,672,900
CEZ AS	5,600	270,744
CPFL Energia SA — ADR	6,200	366,358
Cia Energetica de Minas Gerais — ADR	43,137	719,094
Cleco Corp.	13,500	349,920
DPL, Inc.	75,000	2,013,000
Duke Energy Corp.	126,132	2,084,962
E.ON AG	7,900	290,621
EDP — Energias do Brasil SA	33,200	622,610
Edison International	44,400	1,479,408
Entergy Corp.	43,600	3,327,116
Exelon Corp.	24,600	1,122,252
FPL Group, Inc.	77,300	3,769,148
FirstEnergy Corp.	56,700	2,473,254
Fortum Oyj	11,000	279,143
ITC Holdings Corp.	49,500	2,659,140
Iberdrola SA	113,000	962,070
NV Energy, Inc.	17,100	196,992
Northeast Utilities, Inc.	30,700	777,324
PPL Corp.	89,500	2,639,355
Pinnacle West Capital Corp.	9,900	354,618
Progress Energy, Inc.	20,600	802,782
The Southern Co.	106,700	3,414,400
Westar Energy, Inc.	30,100	642,033

		36,056,014

Gas Utilities — 4.9%
EQT Corp.	17,500	770,350
Energen Corp.	22,000	966,900
New Jersey Resources Corp.	20,400	744,396
Questar Corp.	44,400	1,841,712
UGI Corp.	19,000	465,690

		4,789,048

Common Stocks	Shares	Value

Independent Power Producers & Energy Traders — 8.8%
The AES Corp. (a)	62,900	$794,427
AES Tiete SA (Preference Shares)	42,300	425,917
Constellation Energy Group, Inc.	72,800	2,349,984
International Power Plc	132,500	676,467
NRG Energy, Inc. (a)	129,400	3,119,834
Ormat Technologies, Inc.	25,300	870,826
RRI Energy, Inc. (a)	67,800	335,610

		8,573,065

Internet Software & Services — 0.3%
Equinix, Inc. (a)	3,400	327,182

Media — 0.8%
Vivendi SA	13,000	337,982

Multi-Utilities — 16.3%
CMS Energy Corp.	32,100	486,957
CenterPoint Energy, Inc.	31,100	433,845
Consolidated Edison, Inc.	31,600	1,382,184
Dominion Resources, Inc.	94,174	3,527,758
GDF Suez	11,189	423,070
NSTAR	26,200	899,708
PG&E Corp.	54,500	2,302,080
Public Service Enterprise Group, Inc.	106,000	3,242,540
RWE AG	4,500	399,240
Sempra Energy	24,900	1,263,675
Wisconsin Energy Corp.	19,100	934,754
Xcel Energy, Inc.	30,000	623,400

		15,919,211

Oil, Gas & Consumable Fuels — 6.0%
Cabot Oil & Gas Corp., Class A	12,000	459,240
Devon Energy Corp.	10,000	669,100
EOG Resources, Inc.	8,400	759,528
PetroHawk Energy Corp. (a)	16,600	370,678
Range Resources Corp.	8,200	377,200
Southwestern Energy Co. (a)	17,600	754,688
Spectra Energy Corp.	50,116	1,064,965
Talisman Energy, Inc.	19,500	323,115
Williams Cos., Inc.	46,900	977,396

		5,755,910

Water Utilities — 2.1%
American States Water Co.	3,400	112,948
American Water Works Co., Inc.	42,000	915,600
Aqua America, Inc.	31,500	522,585
California Water Service Group	14,200	515,744
Cia Saneamento (Preference Shares) (b)	314	—

		2,066,877

Wireless Telecommunication Services — 6.1%
America Movil, SA de CV — ADR	24,000	1,047,600
American Tower Corp., Class A (a)	14,200	602,790
Cellcom Israel Ltd.	14,000	448,980
Crown Castle International Corp. (a)	17,500	646,450
MetroPCS Communications, Inc. (a)	47,800	269,114
Millicom International Cellular SA	8,000	570,560
NII Holdings, Inc. (a)	9,600	314,304
Rogers Communications, Inc., Class B	16,000	499,191
SBA Communications Corp., Class A (a)	37,700	1,247,493
Vivo Participações SA — ADR	9,000	251,910

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	17

Schedule of Investments (concluded)	BlackRock Utilities and Telecommunications Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Wireless Telecommunication Services (concluded)
Vodafone Group Plc — ADR	25,112	$538,904

		6,437,296

Total Long-Term Investments (Cost — $74,028,267) — 96.5%		94,300,478

Short-Term Securities

BlackRock Liquidity Funds, TempCash, Institutional Class, 0.14% (c)(d)	2,804,388	2,804,388

Total Short-Term Securities (Cost — $2,804,388) — 2.9%		2,804,388

Total Investments (Cost — $76,832,655*) — 99.4%		97,104,866
Other Assets Less Liabilities — 0.6%		553,144

Net Assets — 100.0%		$97,658,010

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$77,030,274

Gross unrealized appreciation	$22,070,436
Gross unrealized depreciation	(1,995,844)

Net unrealized appreciation	$20,074,592

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempCash, Institutional Class	$2,804,388	$2,921
BlackRock Liquidity Funds, TempFund, Institutional Class	$(6,841,531)	—

(d)	Represents the current yield as of report date.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of January 31, 2010 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD 537,117	USD 503,163	State Street Corp.	2/03/10	$(836)
USD 1,245,585	EUR 887,769	State Street Corp.	2/01/10	14,699

Total				$13,863

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of January 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments[1]	$87,202,351
Short-Term Securities	2,804,388

Total Level 1	90,006,739

Level 2
Long-Term Investments
Common Stocks:
Construction & Engineering	241,232
Diversified Telecommunication Service	3,217,558
Electric Utilities	1,802,578
Independent Power Producers & Energy Traders	676,467
Media	337,982
Multi-Utilities	822,310

Total Level 2	7,098,127

Total Level 3	—

Total	$97,104,866

[1]	See above Schedule of Investments for values in each industry excluding the securities within the industries in Level 2 within the table.

Valuation Inputs	Other Financial Instruments[2]

	Assets	Liabilities

Level 1	—	—
Level 2	$14,699	$(836)
Level 3	—	—

Total	$14,699	$(836)

[2]	Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Investments in Securities

Common Stocks

Balance, as of July 31, 2009	$21,003
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)[3]	(21,003)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of January 31, 2010	—

[3]

Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations. The change in unrealized appreciation/depreciation on securities still held at January 31, 2010 was $(21,003).

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Assets and Liabilities

January 31, 2010 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Assets

Investments at value — unaffiliated[1,2]	$6,045,797,970	$418,604,262	$94,300,478
Investments at value — affiliated[3]	886,778,917	71,922,408	2,804,388
Foreign currency at value[4]	—	—	31,202
Unrealized appreciation on foreign currency exchange contracts	—	—	14,699
Capital shares sold receivable	51,645,844	2,191,212	153,124
Dividends receivable	10,737,776	55,532	263,266
Investments sold receivable	—	—	1,230,893
Securities lending income receivable — affiliated	11,889	1,015	—
Prepaid expenses	146,905	36,136	15,818
Other assets	—	—	123

Total assets	6,995,119,301	492,810,565	98,813,991

Liabilities

Collateral at value — securities loaned	140,432,350	10,327,050	—
Unrealized depreciation on foreign currency exchange contracts	48,127	—	836
Investments purchased payable	98,149,691	—	758,824
Capital shares redeemed payable	29,377,892	2,323,311	248,707
Investment advisory fees payable	3,247,645	241,209	48,733
Margin variation payable	2,358,400	—	—
Service and distribution fees payable	1,476,124	167,852	25,561
Other affiliates payable	187,120	30,636	7,613
Officer’s and Directors’ fees payable	3,198	246	73
Other accrued expenses payable	972,592	245,720	65,634
Other liabilities	2,971	865	—

Total liabilities	276,256,110	13,336,889	1,155,981

Net Assets	$6,718,863,191	$479,473,676	$97,658,010

Net Assets Consist of

Paid-in capital	$7,030,655,199	$298,367,796	$83,368,750
Undistributed (accumulated) net investment income (loss)	3,663,821	(1,104,747)	79,089
Accumulated net realized loss	(282,563,202)	(8,613,753)	(6,061,505)
Net unrealized appreciation/depreciation	(32,892,627)	190,824,380	20,271,676

Net Assets	$6,718,863,191	$479,473,676	$97,658,010

Net Asset Value

Institutional:
Net assets	$2,298,975,141	$62,956,781	$14,861,736

Shares outstanding	151,271,529	1,206,631	1,391,564

Net asset value	$15.20	$52.18	$10.68

Par value per share	$0.10	$0.10	$0.10

Shares authorized	Unlimited	Unlimited	100 million

Service:
Net assets	$29,671,800	—	—

Shares outstanding	1,956,494	—	—

Net asset value	$15.17	—	—

Par value per share	$0.10	—	—

Shares authorized	Unlimited	—	—

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	19

Statements of Assets and Liabilities (concluded)

January 31, 2010 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Net Asset Value (concluded)

Investor A:
Net assets	$3,253,869,004	$293,570,115	$66,244,710

Shares outstanding	214,475,794	5,755,818	6,196,477

Net asset value	$15.17	$51.00	$10.69

Par value per share	$0.10	$0.10	$0.10

Shares authorized	Unlimited	Unlimited	100 million

Investor B:
Net assets	$65,031,411	$21,128,985	$888,565

Shares outstanding	4,262,208	450,246	83,767

Net asset value	$15.26	$46.93	$10.61

Par value per share	$0.10	$0.10	$0.10

Shares authorized	Unlimited	Unlimited	100 million

Investor B1:
Net assets	—	—	$2,589,278

Shares outstanding	—	—	242,171

Net asset value	—	—	$10.69

Par value per share	—	—	$0.10

Shares authorized	—	—	100 million

Investor C:
Net assets	$763,921,774	$101,817,795	$5,278,176

Shares outstanding	51,324,058	2,203,093	505,669

Net asset value	$14.88	$46.22	$10.44

Par value per share	$0.10	$0.10	$0.10

Shares authorized	Unlimited	Unlimited	100 million

Investor C1:
Net assets	—	—	$7,795,545

Shares outstanding	—	—	740,257

Net asset value	—	—	$10.53

Par value per share	—	—	$0.10

Shares authorized	—	—	100 million

Class R:
Net assets	$307,394,061	—	—

Shares outstanding	20,161,567	—	—

Net asset value	$15.25	—	—

Par value per share	$0.10	—	—

Shares authorized	Unlimited	—	—

[1] Securities loaned — at value	$134,745,027	$9,801,851	—

[2] Investments at cost — unaffiliated	$6,068,422,791	$227,781,169	$74,028,267

[3] Investments at cost — affiliated	$886,778,917	$71,922,408	$2,804,388

[4] Foreign currency at cost	—	—	$31,890

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Operations

Six Months Ended January 31, 2010 (Unaudited)	BlackRock Equity Dividend Fund	BlackRock Natural Resources Trust	BlackRock Utilities and Telecommunications Fund, Inc.

Investment Income

Dividends	$83,489,679	$2,605,227	$1,846,578
Foreign taxes withheld	(1,884,366)	(126,490)	(33,338)
Income — affiliated	607,108	43,122	2,921
Securities lending — affiliated	43,623	10,773	—

Total income	82,256,044	2,532,632	1,816,161

Expenses

Investment advisory	18,019,601	1,362,304	299,394
Service — Service	38,234	—	—
Service — Investor A	3,631,643	344,268	84,194
Service and distribution — Investor B	347,627	112,096	4,655
Service and distribution — Investor B1	—	—	11,737
Service and distribution — Investor C	3,514,435	488,318	23,500
Service and distribution — Investor C1	—	—	32,270
Service and distribution — Class R	662,224	—	—
Transfer agent — Institutional	1,096,531	39,236	12,195
Transfer agent — Service	15,543	—	—
Transfer agent — Investor A	1,995,944	205,364	46,868
Transfer agent — Investor B	70,912	20,651	1,904
Transfer agent — Investor B1	—	—	4,003
Transfer agent — Investor C	511,395	93,057	5,090
Transfer agent — Investor C1	—	—	10,205
Transfer agent — Class R	286,755	—	—
Accounting services	380,072	92,106	49,357
Registration	168,084	36,172	36,156
Printing	145,144	20,502	10,418
Custodian	118,715	17,503	1,654
Officer and Directors	71,544	12,355	8,769
Professional	65,685	43,009	46,926
Miscellaneous	82,332	18,254	16,778

Total expenses	31,222,420	2,905,195	706,073
Less fees waived by advisor	(252,873)	(17,753)	(1,166)

Total expenses after fees waived	30,969,547	2,887,442	704,907

Net investment income (loss)	51,286,497	(354,810)	1,111,254

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	7,792,243	1,085,306	1,392,481
Financial futures contracts	56,931,776	—	—
Options written	1,641,924	—	—
Foreign currency transactions	9,291	(3,650)	8,941

	66,375,234	1,081,656	1,401,422

Net change in unrealized appreciation/depreciation on:
Investments	296,814,361	37,595,980	172,250
Financial futures contracts	(31,449,800)	—	—
Foreign currency transactions	(15,898)	2,029	(3,380)

	265,348,663	37,598,009	168,870

Total realized and unrealized gain	331,723,897	38,679,665	1,570,292

Net Increase in Net Assets Resulting from Operations	$383,010,394	$38,324,855	$2,681,546

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	21

Statements of Changes in Net Assets	BlackRock Equity Dividend Fund

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$51,286,497	$90,536,204
Net realized gain (loss)	66,375,234	(351,860,650)
Net change in unrealized appreciation/depreciation	265,348,663	(385,884,816)

Net increase (decrease) in net assets resulting from operations	383,010,394	(647,209,262)

Dividends to Shareholders From

Net investment income:
Institutional	(21,380,294)	(32,915,278)
Service	(262,756)	(441,650)
Investor A	(26,640,245)	(43,343,425)
Investor B	(323,685)	(1,072,120)
Investor C	(3,982,565)	(8,613,642)
Class R	(2,014,596)	(3,118,066)

Decrease in net assets resulting from dividends to shareholders	(54,604,141)	(89,504,181)

Capital Share Transactions

Net increase in net assets derived from capital share transactions	1,370,388,236	2,116,568,607

Net Assets

Total increase in net assets	1,698,794,489	1,379,855,164
Beginning of period	5,020,068,702	3,640,213,538

End of period	$6,718,863,191	$5,020,068,702

Undistributed net investment income	$3,663,821	$6,981,465

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Statements of Changes in Net Assets	BlackRock Natural Resources Trust

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income (loss)	$(354,810)	$226,535
Net realized gain (loss)	1,081,656	(9,854,495)
Net change in unrealized appreciation/depreciation	37,598,009	(169,541,098)

Net increase (decrease) in net assets resulting from operations	38,324,855	(179,169,058)

Distributions to Shareholders From

Net realized gain:
Institutional	—	(844,577)
Investor A	—	(3,222,416)
Investor B	—	(481,269)
Investor C	—	(1,286,378)

Decrease in net assets resulting from distributions to shareholders	—	(5,834,640)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	57,229,659	(1,540,412)

Net Assets

Total increase (decrease) in net assets	95,554,514	(186,544,110)
Beginning of period	383,919,162	570,463,272

End of period	$479,473,676	$383,919,162

Distributions in excess of (accumulated) net investment income (loss)	$(1,104,747)	$(749,937)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	23

Statements of Changes in Net Assets	BlackRock Utilities and Telecommunications Fund, Inc.

Increase (Decrease) in Net Assets:	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009

Operations

Net investment income	$1,111,254	$2,474,071
Net realized gain (loss)	1,401,422	(7,454,988)
Net change in unrealized appreciation/depreciation	168,870	(28,570,566)

Net increase (decrease) in net assets resulting from operations	2,681,546	(33,551,483)

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(204,697)	(482,687)
Investor A	(809,196)	(1,806,027)
Investor B	(6,504)	(16,021)
Investor B1	(25,899)	(93,438)
Investor C	(38,755)	(70,444)
Investor C1	(70,915)	(174,214)
Net realized gain:
Institutional	—	(712,777)
Investor A	—	(2,825,656)
Investor B	—	(41,376)
Investor B1	—	(247,208)
Investor C	—	(131,014)
Investor C1	—	(373,896)

Decrease in net assets resulting from dividends and distributions to shareholders	(1,155,966)	(6,974,758)

Capital Share Transactions

Net decrease in net assets derived from capital share transactions	(3,441,364)	(8,891,505)

Net Assets

Total decrease in net assets	(1,915,784)	(49,417,746)
Beginning of period	99,573,794	148,991,540

End of period	$97,658,010	$99,573,794

Undistributed net investment income	$79,089	$123,801

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock Equity Dividend Fund

	Institutional

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.22	$18.23	$19.57	$17.20	$15.32	$12.79

Net investment income[1]	0.15	0.37	0.45	0.39	0.34	0.25
Net realized and unrealized gain (loss)	0.99	(4.02)	(1.12)	2.60	1.88	2.52

Net increase (decrease) from investment operations	1.14	(3.65)	(0.67)	2.99	2.22	2.77

Dividends and distributions from:
Net investment income	(0.16)	(0.36)	(0.39)	(0.39)	(0.31)	(0.24)
Net realized gain	—	—	(0.27)	(0.23)	(0.03)	—
Tax return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	(0.16)	(0.36)	(0.67)	(0.62)	(0.34)	(0.24)

Net asset value, end of period	$15.20	$14.22	$18.23	$19.57	$17.20	$15.32

Total Investment Return[2]

Based on net asset value	7.98%[3]	(19.80)%	(3.67)%	17.68%	14.68%	21.78%

Ratios to Average Net Assets

Total expenses	0.74%[4]	0.77%	0.74%	0.76%	0.82%	0.87%

Total expenses after fees waived and paid indirectly	0.73%[4]	0.76%	0.74%	0.76%	0.82%	0.87%

Net investment income	2.00%[4]	2.78%	2.31%	2.08%	2.10%	1.76%

Supplemental Data

Net assets, end of period (000)	$2,298,975	$1,651,607	$1,107,277	$496,465	$276,433	$191,538

Portfolio turnover	1%	7%	2%	9%	2%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	25

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Service

	Six Months Ended January 31, 2010 (Unaudited)			Period October 2, 2006[1] to July 31, 2007

		Year Ended July 31,

		2009	2008

Per Share Operating Performance

Net asset value, beginning of period	$14.19	$18.19	$19.55	$17.34

Net investment income[2]	0.14	0.32	0.39	0.23
Net realized and unrealized gain (loss)	0.98	(3.98)	(1.11)	2.56

Net increase (decrease) from investment operations	1.12	(3.66)	(0.72)	2.79

Dividends and distributions from:
Net investment income	(0.14)	(0.34)	(0.36)	(0.35)
Net realized gain	—	—	(0.27)	(0.23)
Tax return of capital	—	—	(0.01)	—

Total dividends and distributions	(0.14)	(0.34)	(0.64)	(0.58)

Net asset value, end of period	$15.17	$14.19	$18.19	$19.55

Total Investment Return[3]

Based on net asset value	7.85%[4]	(19.95)%	(3.93)%	16.42%[4]

Ratios to Average Net Assets

Total expenses	0.99%[5]	1.01%	0.99%	1.02%[5]

Total expenses after fees waived and paid indirectly	0.98%[5]	1.01%	0.99%	1.02%[5]

Net investment income	1.81%[5]	2.47%	2.02%	1.60%[5]

Supplemental Data

Net assets, end of period (000)	$29,672	$31,356	$9,688	$1,642

Portfolio turnover	1%	7%	2%	9%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor A

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.20	$18.20	$19.55	$17.19	$15.31	$12.78

Net investment income[1]	0.13	0.33	0.39	0.34	0.30	0.21
Net realized and unrealized gain (loss)	0.98	(4.01)	(1.12)	2.59	1.89	2.52

Net increase (decrease) from investment operations	1.11	(3.68)	(0.73)	2.93	2.19	2.73

Dividends and distributions from:
Net investment income	(0.14)	(0.32)	(0.34)	(0.34)	(0.28)	(0.20)
Net realized gain	—	—	(0.27)	(0.23)	(0.03)	—
Tax return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	(0.14)	(0.32)	(0.62)	(0.57)	(0.31)	(0.20)

Net asset value, end of period	$15.17	$14.20	$18.20	$19.55	$17.19	$15.31

Total Investment Return[2]

Based on net asset value	7.78%[3]	(20.03)%	(3.94)%	17.35%	14.42%	21.51%

Ratios to Average Net Assets

Total expenses	1.02%[4]	1.09%	1.02%	1.03%	1.07%	1.12%

Total expenses after fees waived and paid indirectly	1.01%[4]	1.08%	1.02%	1.03%	1.07%	1.12%

Net investment income	1.72%[4]	2.46%	2.01%	1.80%	1.85%	1.51%

Supplemental Data

Net assets, end of period (000)	$3,253,869	$2,435,103	$1,733,008	$531,661	$278,233	$185,675

Portfolio turnover	1%	7%	2%	9%	2%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	27

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor B

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.28	$18.27	$19.62	$17.24	$15.36	$12.83

Net investment income[1]	0.07	0.24	0.26	0.20	0.18	0.11
Net realized and unrealized gain (loss)	0.98	(4.03)	(1.16)	2.60	1.88	2.52

Net increase (decrease) from investment operations	1.05	(3.79)	(0.90)	2.80	2.06	2.63

Dividends and distributions from:
Net investment income	(0.07)	(0.20)	(0.17)	(0.19)	(0.15)	(0.10)
Net realized gain	—	—	(0.27)	(0.23)	(0.03)	—
Tax return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	(0.07)	(0.20)	(0.45)	(0.42)	(0.18)	(0.10)

Net asset value, end of period	$15.26	$14.28	$18.27	$19.62	$17.24	$15.36

Total Investment Return[2]

Based on net asset value	7.35%[3]	(20.62)%	(4.75)%	16.50%	13.48%	20.52%

Ratios to Average Net Assets

Total expenses	1.84%[4]	1.87%	1.80%	1.82%	1.84%	1.89%

Total expenses after fees waived and paid indirectly	1.83%[4]	1.86%	1.80%	1.82%	1.84%	1.89%

Net investment income	0.96%[4]	1.73%	1.31%	1.05%	1.09%	0.75%

Supplemental Data

Net assets, end of period (000)	$65,031	$69,474	$100,597	$102,810	$83,643	$78,548

Portfolio turnover	1%	7%	2%	9%	2%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights (continued)	BlackRock Equity Dividend Fund

	Investor C

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$13.94	$17.87	$19.22	$16.92	$15.08	$12.60

Net investment income[1]	0.07	0.23	0.25	0.19	0.17	0.10
Net realized and unrealized gain (loss)	0.95	(3.94)	(1.11)	2.56	1.86	2.49

Net increase (decrease) from investment operations	1.02	(3.71)	(0.86)	2.75	2.03	2.59

Dividends and distributions from:
Net investment income	(0.08)	(0.22)	(0.21)	(0.22)	(0.16)	(0.11)
Net realized gain	—	—	(0.27)	(0.23)	(0.03)	—
Tax return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	(0.08)	(0.22)	(0.49)	(0.45)	(0.19)	(0.11)

Net asset value, end of period	$14.88	$13.94	$17.87	$19.22	$16.92	$15.08

Total Investment Return[2]

Based on net asset value	7.33%[3]	(20.62)%	(4.67)%	16.50%	13.56%	20.58%

Ratios to Average Net Assets

Total expenses	1.78%[4]	1.83%	1.76%	1.78%	1.84%	1.89%

Total expenses after fees waived and paid indirectly	1.77%[4]	1.83%	1.76%	1.78%	1.84%	1.89%

Net investment income	0.98%[4]	1.73%	1.31%	1.04%	1.09%	0.74%

Supplemental Data

Net assets, end of period (000)	$763,922	$615,159	$570,963	$295,005	$135,557	$81,489

Portfolio turnover	1%	7%	2%	9%	2%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	29

Financial Highlights (concluded)	BlackRock Equity Dividend Fund

	Class R

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$14.27	$18.29	$19.66	$17.30	$15.41	$12.87

Net investment income[1]	0.11	0.29	0.33	0.27	0.27	0.19
Net realized and unrealized gain (loss)	0.99	(4.02)	(1.13)	2.61	1.89	2.54

Net increase (decrease) from investment operations	1.10	(3.73)	(0.80)	2.88	2.16	2.73

Dividends and distributions from:
Net investment income	(0.12)	(0.29)	(0.29)	(0.29)	(0.24)	(0.19)
Net realized gain	—	—	(0.27)	(0.23)	(0.03)	—
Tax return of capital	—	—	(0.01)	—	—	—

Total dividends and distributions	(0.12)	(0.29)	(0.57)	(0.52)	(0.27)	(0.19)

Net asset value, end of period	$15.25	$14.27	$18.29	$19.66	$17.30	$15.41

Total Investment Return[2]

Based on net asset value	7.65%[3]	(20.25)%	(4.26)%	16.96%	14.18%	21.31%

Ratios to Average Net Assets

Total expenses	1.35%[4]	1.46%	1.34%	1.37%	1.32%	1.29%

Total expenses after fees waived and paid indirectly	1.34%[4]	1.38%	1.33%	1.36%	1.32%	1.29%

Net investment income	1.40%[4]	2.14%	1.68%	1.41%	1.61%	1.32%

Supplemental Data

Net assets, end of period (000)	$307,394	$217,370	$118,681	$32,259	$10,204	$2,809

Portfolio turnover	1%	7%	2%	9%	2%	4%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock Natural Resources Trust

	Institutional

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$47.18	$71.61	$63.83	$55.85	$44.93	$29.22

Net investment income[1]	0.07	0.24	0.17	0.17	0.16	0.02
Net realized and unrealized gain (loss)	4.93	(23.88)	10.48	10.65	11.09	15.69

Net increase (decrease) from investment operations	5.00	(23.64)	10.65	10.82	11.25	15.71

Distributions from net realized gain	—	(0.79)	(2.87)	(2.84)	(0.33)	—

Net asset value, end of period	$52.18	$47.18	$71.61	$63.83	$55.85	$44.93

Total Investment Return[2]

Based on net asset value	10.60%[3]	(32.68)%	16.86%	20.98%	25.10%	53.76%

Ratios to Average Net Assets

Total expenses	0.84%[4]	0.92%	0.80%	0.83%	0.82%	0.91%

Total expenses after fees waived	0.83%[4]	0.91%	0.80%	0.83%	0.82%	0.91%

Net investment income	0.28%[4]	0.54%	0.23%	0.32%	0.31%	0.05%

Supplemental Data

Net assets, end of period (000)	$62,957	$49,900	$87,353	$69,739	$75,429	$52,148

Portfolio turnover	1%	3%	4%	6%	10%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	31

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor A

	Six Months Ended January 31, 2010 (Unaudited)

		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$46.18	$70.34	$62.73	$54.94	$44.32	$28.89

Net investment income (loss)[1]	— [2]	0.10	(0.02)	0.03	0.03	(0.07)
Net realized and unrealized gain (loss)	4.82	(23.47)	10.32	10.48	10.92	15.50

Net increase (decrease) from investment operations	4.82	(23.37)	10.30	10.51	10.95	15.43

Distributions from net realized gain	—	(0.79)	(2.69)	(2.72)	(0.33)	—

Net asset value, end of period	$51.00	$46.18	$70.34	$62.73	$54.94	$44.32

Total Investment Return[3]

Based on net asset value	10.44%[4]	(32.89)%	16.57%	20.66%	24.77%	53.41%

Ratios to Average Net Assets

Total expenses	1.10%[5]	1.23%	1.06%	1.08%	1.07%	1.16%

Total expenses after fees waived	1.10%[5]	1.22%	1.06%	1.08%	1.07%	1.16%

Net investment income (loss)	0.02%[5]	0.24%	(0.03)%	0.05%	0.05%	(0.20)%

Supplemental Data

Net assets, end of period (000)	$293,570	$229,126	$317,892	$239,916	$208,789	$136,740

Portfolio turnover	1%	3%	4%	6%	10%	11%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights (continued)	BlackRock Natural Resources Trust

	Investor B

	Six Months Ended January 31, 2010 (Unaudited)
		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$42.66	$65.57	$59.05	$52.23	$42.47	$27.90

Net investment loss[1]	(0.18)	(0.20)	(0.51)	(0.35)	(0.35)	(0.32)
Net realized and unrealized gain (loss)	4.45	(21.92)	9.70	9.85	10.44	14.89

Net increase (decrease) from investment operations	4.27	(22.12)	9.19	9.50	10.09	14.57

Distributions from net realized gain	—	(0.79)	(2.67)	(2.68)	(0.33)	—

Net asset value, end of period	$46.93	$42.66	$65.57	$59.05	$52.23	$42.47

Total Investment Return[2]

Based on net asset value	10.01%[3]	(33.39)%	15.69%	19.74%	23.82%	52.22%

Ratios to Average Net Assets

Total expenses	1.89%[4]	1.96%	1.81%	1.85%	1.84%	1.93%

Total expenses after fees waived	1.88%[4]	1.96%	1.81%	1.85%	1.84%	1.93%

Net investment loss	(0.75)%[4]	(0.50)%	(0.77)%	(0.70)%	(0.71)%	(0.97)%

Supplemental Data

Net assets, end of period (000)	$21,129	$21,719	$46,394	$47,381	$57,926	$52,595

Portfolio turnover	1%	3%	4%	6%	10%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	33

Financial Highlights (concluded)	BlackRock Natural Resources Trust

	Investor C

	Six Months Ended January 31, 2010 (Unaudited)
		Year Ended July 31,

		2009	2008	2007	2006	2005

Per Share Operating Performance

Net asset value, beginning of period	$42.01	$64.63	$58.25	$51.57	$41.93	$27.55

Net investment loss[1]	(0.18)	(0.22)	(0.53)	(0.36)	(0.35)	(0.32)
Net realized and unrealized gain (loss)	4.39	(21.61)	9.58	9.72	10.32	14.70

Net increase (decrease) from investment operations	4.21	(21.83)	9.05	9.36	9.97	14.38

Distributions from net realized gain	—	(0.79)	(2.67)	(2.68)	(0.33)	—

Net asset value, end of period	$46.22	$42.01	$64.63	$58.25	$51.57	$41.93

Total Investment Return[2]

Based on net asset value	10.02%[3]	(33.43)%	15.67%	19.72%	23.84%	52.20%

Ratios to Average Net Assets

Total expenses	1.90%[4]	2.01%	1.84%	1.86%	1.84%	1.93%

Total expenses after fees waived	1.89%[4]	2.01%	1.84%	1.86%	1.84%	1.93%

Net investment loss	(0.77)%[4]	(0.55)%	(0.81)%	(0.71)%	(0.71)%	(0.97)%

Supplemental Data

Net assets, end of period (000)	$101,818	$83,174	$118,825	$99,115	$96,895	$56,131

Portfolio turnover	1%	3%	4%	6%	10%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights	BlackRock Utilities and Telecommunications Fund, Inc.

	Institutional

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008

				Year Ended November 30,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.51	$14.53	$17.85	$14.37	$11.87	$10.37	$8.22

Net investment income[1]	0.14	0.28	0.21	0.25	0.35	0.26	0.22
Net realized and unrealized gain (loss)	0.17	(3.54)	(1.84)	3.48	2.50	1.51	2.14

Net increase (decrease) from investment operations	0.31	(3.26)	(1.63)	3.73	2.85	1.77	2.36

Dividends and distributions from:
Net investment income	(0.14)	(0.31)	(0.23)	(0.25)	(0.35)	(0.27)	(0.21)
Net realized gain	—	(0.45)	(1.46)	—	—	—	—

Total dividends and distributions	(0.14)	(0.76)	(1.69)	(0.25)	(0.35)	(0.27)	(0.21)

Net asset value, end of period	$10.68	$10.51	$14.53	$17.85	$14.37	$11.87	$10.37

Total Investment Return[2]

Based on net asset value	2.94%[3]	(21.93)%	(10.03)%[3]	26.10%	24.45%	17.25%	29.16%

Ratios to Average Net Assets

Total expenses	1.10%[4]	1.13%	0.98%[4]	0.96%	0.97%	0.98%	1.03%

Total expenses after fees waived and paid indirectly	1.09%[4]	1.13%	0.98%[4]	0.96%	0.97%	0.98%	1.03%

Net investment income	2.55%[4]	2.72%	1.99%[4]	1.57%	2.77%	2.32%	2.36%

Supplemental Data

Net assets, end of period (000)	$14,862	$15,834	$24,428	$29,915	$27,255	$25,125	$23,677

Portfolio turnover	7%	30%	8%	31%	44%	25%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	35

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor A

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008
				Year Ended November 30,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.52	$14.54	$17.86	$14.37	$11.88	$10.38	$8.23

Net investment income[1]	0.13	0.26	0.19	0.22	0.32	0.24	0.20
Net realized and unrealized gain (loss)	0.17	(3.55)	(1.85)	3.48	2.47	1.51	2.14

Net increase (decrease) from investment operations	0.30	(3.29)	(1.66)	3.70	2.79	1.75	2.34

Dividends and distributions from:
Net investment income	(0.13)	(0.28)	(0.20)	(0.21)	(0.30)	(0.25)	(0.19)
Net realized gain	—	(0.45)	(1.46)	—	—	—	—

Total dividends and distributions	(0.13)	(0.73)	(1.66)	(0.21)	(0.30)	(0.25)	(0.19)

Net asset value, end of period	$10.69	$10.52	$14.54	$17.86	$14.37	$11.88	$10.38

Total Investment Return[2]

Based on net asset value	2.82%[3]	(22.11)%	(10.19)%[3]	25.90%	24.04%	16.95%	28.82%

Ratios to Average Net Assets

Total expenses	1.33%[4]	1.36%	1.22%[4]	1.20%	1.22%	1.23%	1.28%

Total expenses after fees waived and paid indirectly	1.33%[4]	1.36%	1.22%[4]	1.20%	1.22%	1.23%	1.28%

Net investment income	2.31%[4]	2.51%	1.76%[4]	1.33%	2.52%	2.07%	2.11%

Supplemental Data

Net assets, end of period (000)	$66,245	$66,543	$96,086	$113,647	$93,670	$79,008	$73,286

Portfolio turnover	7%	30%	8%	31%	44%	25%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor B

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008	Year Ended November 30, 2007	Period October 2, 2006[1] to November 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$10.44	$14.41	$17.69	$14.29	$13.58

Net investment income[2]	0.07	0.16	0.10	0.08	0.02
Net realized and unrealized gain (loss)	0.18	(3.51)	(1.82)	3.45	0.80

Net increase (decrease) from investment operations	0.25	(3.35)	(1.72)	3.53	0.82

Dividends and distributions from:
Net investment income	(0.08)	(0.17)	(0.10)	(0.13)	(0.11)
Net realized gain	—	(0.45)	(1.46)	—	—

Total dividends and distributions	(0.08)	(0.62)	(1.56)	(0.13)	(0.11)

Net asset value, end of period	$10.61	$10.44	$14.41	$17.69	$14.29

Total Investment Return[3]

Based on net asset value	2.33%[4]	(22.84)%	(10.64)%[4]	24.79%	6.05%[4]

Ratios to Average Net Assets

Total expenses	2.35%[5]	2.35%	2.09%[5]	2.07%	1.96%[5]

Total expenses after fees waived and paid indirectly	2.35%[5]	2.34%	2.09%[5]	2.07%	1.96%[5]

Net investment income	1.29%[5]	1.53%	0.94%[5]	0.51%	1.00%[5]

Supplemental Data

Net assets, end of period (000)	$889	$921	$1,483	$1,334	$238

Portfolio turnover	7%	30%	8%	31%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	37

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor B1

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008
				Year Ended November 30,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.52	$14.52	$17.81	$14.33	$11.84	$10.35	$8.19

Net investment income[1]	0.09	0.20	0.12	0.12	0.26	0.18	0.14
Net realized and unrealized gain (loss)	0.17	(3.54)	(1.82)	3.47	2.48	1.49	2.16

Net increase (decrease) from investment operations	0.26	(3.34)	(1.70)	3.59	2.74	1.67	2.30

Dividends and distributions from:
Net investment income	(0.09)	(0.21)	(0.13)	(0.11)	(0.25)	(0.18)	(0.14)
Net realized gain	—	(0.45)	(1.46)	—	—	—	—

Total dividends and distributions	(0.09)	(0.66)	(1.59)	(0.11)	(0.25)	(0.18)	(0.14)

Net asset value, end of period	$10.69	$10.52	$14.52	$17.81	$14.33	$11.84	$10.35

Total Investment Return[2]

Based on net asset value	2.48%[3]	(22.58)%	(10.46)%[3]	25.13%	23.43%	16.26%	28.30%

Ratios to Average Net Assets

Total expenses	1.95%[4]	1.94%	1.77%[4]	1.75%	1.75%	1.75%	1.81%

Total expenses after fees waived and paid indirectly	1.95%[4]	1.94%	1.77%[4]	1.75%	1.75%	1.75%	1.81%

Net investment income	1.77%[4]	1.89%	1.17%[4]	0.77%	2.02%	1.56%	1.58%

Supplemental Data

Net assets, end of period (000)	$2,589	$3,676	$9,460	$13,921	$18,347	$28,298	$31,935

Portfolio turnover	7%	30%	8%	31%	44%	25%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Financial Highlights (continued)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor C

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008	Year Ended November 30, 2007	Period October 2, 2006[1] to November 30, 2006

Per Share Operating Performance

Net asset value, beginning of period	$10.28	$14.23	$17.50	$14.15	$13.44

Net investment income[2]	0.08	0.17	0.10	0.09	0.02
Net realized and unrealized gain (loss)	0.17	(3.47)	(1.80)	3.41	0.80

Net increase (decrease) from investment operations	0.25	(3.30)	(1.70)	3.50	0.82

Dividends and distributions from:
Net investment income	(0.09)	(0.20)	(0.11)	(0.15)	(0.11)
Net realized gain	—	(0.45)	(1.46)	—	—

Total dividends and distributions	(0.09)	(0.65)	(1.57)	(0.15)	(0.11)

Net asset value, end of period	$10.44	$10.28	$14.23	$17.50	$14.15

Total Investment Return[3]

Based on net asset value	2.39%[4]	(22.80)%	(10.63)%[4]	24.86%	6.11%[4]

Ratios to Average Net Assets

Total expenses	2.16%[5]	2.25%	2.06%[5]	2.01%	1.97%[5]

Total expenses after fees waived and paid indirectly	2.15%[5]	2.25%	2.06%[5]	2.01%	1.97%[5]

Net investment income	1.45%[5]	1.67%	0.99%[5]	0.56%	0.98%[5]

Supplemental Data

Net assets, end of period (000)	$5,278	$4,502	$4,494	$3,617	$292

Portfolio turnover	7%	30%	8%	31%	44%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	39

Financial Highlights (concluded)	BlackRock Utilities and Telecommunications Fund, Inc.

	Investor C1

	Six Months Ended January 31, 2010 (Unaudited)	Year Ended July 31, 2009	Period December 1, 2007 to July 31, 2008

				Year Ended November 30,

				2007	2006	2005	2004

Per Share Operating Performance

Net asset value, beginning of period	$10.37	$14.34	$17.61	$14.18	$11.73	$10.25	$8.13

Net investment income[1]	0.09	0.19	0.12	0.12	0.25	0.17	0.14
Net realized and unrealized gain (loss)	0.17	(3.50)	(1.81)	3.43	2.45	1.50	2.12

Net increase (decrease) from investment operations	0.26	(3.31)	(1.69)	3.55	2.70	1.67	2.26

Dividends and distributions from:
Net investment income	(0.10)	(0.21)	(0.12)	(0.12)	(0.25)	(0.19)	(0.14)
Net realized gain	—	(0.45)	(1.46)	—	—	—	—

Total dividends and distributions	(0.10)	(0.66)	(1.58)	(0.12)	(0.25)	(0.19)	(0.14)

Net asset value, end of period	$10.53	$10.37	$14.34	$17.61	$14.18	$11.73	$10.25

Total Investment Return[2]

Based on net asset value	2.43%[3]	(22.62)%	(10.48)%[3]	25.11%	23.30%	16.34%	28.03%

Ratios to Average Net Assets

Total expenses	1.99%[4]	2.02%	1.83%[4]	1.79%	1.79%	1.80%	1.85%

Total expenses after fees waived and paid indirectly	1.99%[4]	2.01%	1.83%[4]	1.79%	1.79%	1.80%	1.85%

Net investment income	1.65%[4]	1.84%	1.14%[4]	0.74%	1.94%	1.49%	1.53%

Supplemental Data

Net assets, end of period (000)	$7,795	$8,098	$13,041	$16,754	$16,527	$14,789	$11,898

Portfolio turnover	7%	30%	8%	31%	44%	25%	11%

[1]	Based on average shares outstanding.

[2]	Where applicable, total investment returns exclude the effects of sales charges and include the reinvestment of dividends and distributions.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (Unaudited)

1. Organization and Significant Accounting Policies:

BlackRock Equity Dividend Fund (“Equity Dividend”), BlackRock Natural Resources Trust (“Natural Resources”) and BlackRock Utilities and Telecommunications Fund, Inc. (“Utilities and Telecommunications”) (collectively referred to as the “Funds” or individually as a “Fund”), are registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Equity Dividend and Utilities and Telecommunications are registered as diversified, open-end management investment companies. Natural Resources is registered as a non-diversified, open-end management investment company. Equity Dividend and Natural Resources are organized as Massachusetts business trusts and Utilities and Telecommunications is organized as a Maryland corporation. The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. The Boards of Trustees and the Board of Directors of the Funds are referred to throughout this report as the “Board of Directors” or the “Board.”The Funds offer multiple classes of shares. Institutional and Service Shares are sold without a sales charge and only to certain eligible investors. Investor A Shares are generally sold with a front-end sales charge. Investor B, Investor B1, Investor C and Investor C1 Shares may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement or similar plans. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Service, Investor A, Investor B, Investor B1, Investor C, Investor C1 and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and Investor B, Investor B1, Investor C, Investor C1 and Class R Shares also bear certain expenses related to the distribution of such shares. Investor B and Investor B1 Shares automatically convert to Investor A Shares after approximately eight years. Investor B, B1 and C1 Shares are only available for purchase through exchanges, dividend reinvestments or for purchase by certain qualified employee benefit plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B and Investor B1 shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ policy is to fair value their financial instruments at market value. Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value.

Certain Funds value their investment in BlackRock Liquidity Series, LLC Money Market Series (the “Money Market Series”), an unregistered investment company, at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. The Money Market Series’ investments will follow the parameters of investments by a money market fund that is subject to Rule 2a-7 promulgated by the Securities and Exchange Commission (“SEC”) under the 1940 Act. The Funds may withdraw up to 25% of their investments daily, although the manager of the Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Securities and other assets and liabilities denominated in foreign currencies are translated into US dollars using exchange rates determined as of the close of business on the New York Stock Exchange (“NYSE”). Foreign currency exchange contracts are valued at the mid between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment or is not available, the investment will be valued by a method approved by each Fund’s Board as reflecting fair value. When determining the price for such investments, the investment advisor and/or the sub-advisor seeks to determine the price that each Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. The values of such instruments used in computing the net assets of the Funds are determined as of such times. Occasionally, events affecting the values of such instruments may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Funds’ net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	41

Notes to Financial Statements (continued)

An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and swaptions are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Funds report foreign currency related transactions as components of realized gain (loss) for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the SEC require that each Fund either delivers collateral or segregates assets in connection with certain investments (e.g., financial futures contracts), each Fund will, consistent with SEC rules and/or certain interpretive letters issued by the SEC, segregate collateral or designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit securities as collateral for certain investments.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds have determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Securities Lending: The Funds may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds may earn a fee on securities loaned, a portion of which may be rebated to the borrower. The Funds invest the cash collateral received, income from which is retained by the Funds. The Funds may pay reasonable lending agent, administrative and custodial fees in connection with its loans. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Funds could experience delays and costs in gaining access to the collateral. The Funds also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. For Equity Dividend and Natural Resources, the statute of limitations on each Fund’s US federal tax returns remains open for each of the four years ended July 31, 2009. For Utilities and Telecommunications the statute of limitations on the Fund’s US federal tax returns remains open for the two periods ended July 31, 2009 and the two years ended November 30, 2007. Additionally, for Equity Income the statute of limitations on the Fund’s US federal tax returns remains open for the period ended November 17, 2008 and each of the three years ended May 31, 2008. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Standards: In June 2009, amended guidance was issued by the Financial Accounting Standards Board (“FASB”) for transfers of financial assets. This guidance is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. The amended guidance is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

and measurement provisions of this guidance must be applied to transfers occurring on or after the effective date. Additionally, the enhanced disclosure provisions of the amended guidance should be applied to transfers that occurred both before and after the effective date of this guidance. The impact of this guidance on the Funds’ financial statements and disclosures, if any, is currently being assessed.

In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which will require additional disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. The impact of this guidance on the Funds’ financial statements and disclosures is currently being assessed.

Other: Expenses directly related to each Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of each Fund are allocated daily to each class based on its relative net assets. Each Fund has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which if applicable are shown as fees paid indirectly in the Statements of Operations. The custodians impose fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

2. Derivative Financial Instruments:

The Funds may engage in various portfolio investment strategies both to increase the returns of the Funds and to economically hedge, or protect, their exposure to certain risks, such as equity and foreign currency exchange rate risk. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract. The Funds may mitigate counterparty risk through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between a Fund and its counterparties. The ISDA Master Agreement allows each Fund to offset with its counterparty certain derivative financial instrument’s payables and/or receivables with collateral held with each counterparty. The amount of collateral moved to/from applicable counter-parties is based upon minimum transfer amounts of up to $500,000. To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Funds’ maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or a Fund fails to meet the terms of its ISDA Master Agreements, which would cause a Fund to accelerate payment of any yet liability owed to the counterparty. Counterparty risk related to exchange-traded financial futures contracts is minimal because of the protection against defaults provided by the exchange on which they trade.

Financial Futures Contracts: The Funds may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest rates and the underlying assets.

Foreign Currency Exchange Contracts: The Funds may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currency backing some of the investments held by the Funds. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement or unfavorable movements in the value of a foreign currency relative to the US dollar.

Options: The Funds may purchase and write call and put options to increase or decrease their exposure to underlying instruments (equity risk) and/or, in the case of written options, to generate gains from options premiums. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time

SEMI-ANNUAL REPORT	JANUARY 31, 2010	43

Notes to Financial Statements (continued)

during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security at a price different from the current market value. The Funds may execute transactions in both listed and OTC options.

Derivative Instruments Categorized by Risk Exposure:

Values of Derivative Instruments as of January 31, 2010

	Asset Derivatives

		Utilities and Telecommunications

	Statements of Assets and Liabilities Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$14,699

	Liability Derivatives

		Equity Dividend	Utilities and Telecommunications

	Statements of Assets and Liabilities Location	Value	Value

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$48,127	$836

Equity contracts*	Net unrealized appreciation/depreciation	10,262,256	—

Total		$10,310,383	$836

*

Includes cumulative unrealized appreciation/depreciation of financial futures contracts as reported in the Schedules of Investments. Only current day’s margin variation is reported within the Statements of Assets and Liabilities.

The Effect of Derivative Instruments on the Statements of Operations Six Months Ended January 31, 2010

Net Realized Gain (Loss) from

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Foreign currency exchange contracts:
Foreign currency transactions	$(31,138)	$42,646	$5,338

Equity contracts:
Financial futures contracts	56,931,776	—	—
Options written	1,641,924	—	—

Total	$58,542,562	$42,646	$5,338

Net Change in Unrealized Appreciation/Depreciation on

	Equity Dividend	Utilities and Telecommunications

Foreign currency exchange contracts:
Foreign currency transactions	$(145,196)	$13,863

Equity contracts:
Financial futures contracts	(31,449,800)	—

Total	$(31,594,996)	$13,863

For the six months ended January 31, 2010, the average derivative activity on an absolute basis was as follows:

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Financial futures contracts:
Average number of contracts	5,360	—	—
Average value	$6,851,956	—	—

Foreign currency exchange contracts:
Average number of contracts	7	7	2
Average US dollar amount	$8,124,328	$1,576,780	$874,374

The amounts presented above represent the average quarterly balance of outstanding derivative financial instruments.

See Note 4 for written option transactions for the period.

3. Investment Advisory Agreements and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays Bank PLC (“Barclays”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Each Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee at an annual rate of 0.60% on an annual basis of the average daily value of each Fund’s net assets.

The Manager has entered into a voluntary arrangement with Equity Dividend under which the expenses incurred by each class of shares of the Fund (excluding acquired fund fees and expenses and certain other expenses) will not exceed 0.90% for Institutional Shares, 1.15% for Service and Investor A Shares, 1.90% for Investor B Shares and Investor C Shares and 1.40% for Class R Shares of average daily net assets. The Manager may reduce or discontinue this arrangement at any time without notice. For the six months ended January 31, 2010, the Manager waived $3,084, which is included in fees waived by advisor in the Statements of Operations.

The Manager has voluntarily agreed to waive its advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds, however the Manager does not waive its advisory fees by the amount of investment advisory fees through its investment in other affiliated investment companies. These amounts are included in fees waived by advisor in the Statements of Operations. For the six months ended January 31, 2010, the amounts waived were as follows:

Fees Waived By Manager

Equity Dividend	$249,789
Natural Resources	$17,753
Utilities and Telecommunications	$1,166

The Manager, on behalf of the Funds, has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended January 31, 2010, each Fund reimbursed the Manager for certain accounting services, which are included in accounting services in the Statements of Operations. The reimbursements were as follows:

Accounting Services

Equity Dividend	$48,640
Natural Resources	$3,901
Utilities and Telecommunications	$1,010

The Funds have entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BRIL”), which is an affiliate of BlackRock. Pursuant to the Distribution Plans adopted by the Funds in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of each Fund as follows:

	Service Fees

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Service	0.25%	—	—
Investor A	0.25%	0.25%	0.25%
Investor B	0.25%	0.25%	0.25%
Investor B1	—	—	0.25%
Investor C	0.25%	0.25%	0.25%
Investor C1	—	—	0.25%
Class R	0.25%	—	—

	Distribution Fees

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Investor B	0.75%	0.75%	0.75%
Investor B1	—	—	0.50%
Investor C	0.75%	0.75%	0.75%
Investor C1	—	—	0.55%
Class R	0.25%	—	—

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to each Fund. The ongoing service fee and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution-related services to Service, Investor A, Investor B, Investor B1, Investor C, Investor C1 and Class R shareholders.

For the six months ended January 31, 2010, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Investor A

Equity Dividend	$175,819
Natural Resources	$31,676
Utilities and Telecommunications	$3,051

For the six months ended January 31, 2010, affiliates received contingent deferred sales charges relating to transactions in Investor B, Investor B1 and Investor C Shares:

	Investor B	Investor B1	Investor C

Equity Dividend	$72,652	—	$64,638
Natural Resources	$20,660	—	$12,057
Utilities and Telecommunications	$682	$1,364	$220

SEMI-ANNUAL REPORT	JANUARY 31, 2010	45

Notes to Financial Statements (continued)

Furthermore, for the six months ended January 31, 2010, affiliates received contingent deferred sales charges relating to transactions subject to front-end sales charge waivers relating to Investor A Shares as follows:

Investor A

Equity Dividend	$10,323
Natural Resources	$3,140

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, serves as transfer agent and dividend disbursing agent. Each class of the Funds bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Funds are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Funds, 12b-1 fee calculation, check writing, anti-money laundering services and customer identification services.

Pursuant to written agreements, certain affiliates provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the six months ended January 31, 2010, Equity Dividend paid $172,372 in return for these services, which are included in transfer agent — class specific in the Statements of Operations.

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended January 31, 2010, the following amounts have been accrued by the Funds to reimburse the Manager for costs incurred running the call center, which are included in transfer agent — class specific in the Statements of Operations.

	Equity Dividend	Natural Resources	Utilities and Telecommunications

Institutional	$13,598	$958	$189
Service	$945	—	—
Investor A	$67,964	$7,208	$1,326
Investor B	$2,517	$811	$115
Investor B1	—	—	$38
Investor C	$17,326	$2,607	$157
Investor C1	—	—	$99
Class R	$2,748	—	—

The Funds have received an exemptive order from the SEC permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities and have retained BIM as the securities lending agent. BIM may, on behalf of the Funds, invest cash collateral received by the Funds for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Funds on such investments is shown as securities lending — affiliated in the Statements of Operations. For the six months ended January 31, 2010, BIM received securities lending agent fees as follows:

Equity Dividend	$11,280
Natural Resources	$2,568

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for compensation paid to the Funds’ Chief Compliance Officer.

4. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended January 31, 2010 were as follows:

	Purchases	Sales

Equity Dividend	$1,403,639,186	$57,524,774
Natural Resources	$39,821,625	$5,476,446
Utilities and Telecommunications	$7,142,150	$8,255,656

Transactions in call options written for the six months ended January 31, 2010 were as follows:

	Contracts	Premiums Received

Outstanding options, beginning of period	—	—
Options written	15,750	$1,700,892
Options closed	(15,750)	(1,700,892)

Options outstanding, end of period	—	—

5. Borrowings:

The Funds, along with certain other funds managed by the Manager and its affiliates, are a party to a $500 million credit agreement with a group of lenders, which was renewed until November 2010. The Funds may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Funds may borrow up to the maximum amount allowable under each Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. Prior to its renewal the credit agreement had the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2008; a commitment fee of 0.08% per annum based on

46	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

each Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations, and interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one-month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) on amounts borrowed. Effective November 2009, the credit agreement was renewed with the following terms: 0.02% upfront fee on the aggregate commitment amount which was allocated to each Fund based on its net assets as of October 31, 2009, a commitment fee of 0.10% per annum on each Fund’s pro rata share of the unused portion of the credit agreement and interest at a rate equal to the higher of the (a) one-month LIBOR plus 1.25% per annum and (b) the Fed Funds rate plus 1.25% per annum on amounts borrowed. The Funds did not borrow under the credit agreement during the six months ended January 31, 2010.

6. Concentration, Market and Credit Risk:

Natural Resources and Utilities and Telecommunications invest a significant portion of their assets in securities in the Energy and Utilities sectors, respectively. Changes in economic conditions affecting the Energy or Utilities sectors would have a greater impact on these Funds, and could affect the value, income and/or liquidity of positions in such securities.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Funds may be exposed to counterparty risk, or the risk that an entity with which the Funds have unsettled or open transactions may default. Financial assets, which potentially expose the Funds to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Funds’ exposure to credit and counterparty risks with respect to these financial assets is generally approximated by their value recorded in the Funds’ Statements of Assets and Liabilities, less any collateral held by the Funds.

7. Fund Reorganization:

On November 17, 2008, Equity Dividend acquired substantially all of the assets and assumed substantially all of the liabilities of PNC Equity Income Fund of PNC Funds, Inc. (“Equity Income”), pursuant to a plan of reorganization. Under the Agreement and Plan of reorganization, the reorganization was a tax-free event. The acquisition was accomplished by a tax-free exchange of shares of Equity Income for shares in Equity Dividend in the following amounts and at the following conversion ratios:

Equity Income Share Class Exchanged	Shares Prior to Reorganization	Conversion Ratio	Equity Dividend Class Issued	Equity Dividend Shares Issued

Investor A			Investor A
Shares	117,907	0.12848222	Shares	15,149
Investor C			Investor C
Shares	869	0.13157670	Shares	114
Institutional			Institutional
Shares	8,815,391	0.12845704	Shares	1,132,399

Equity Income’s net assets and composition of net assets on that date, which was combined with those of Equity Dividend, were as follows:

Nat Assets	Paid-In Capital	Net Realized Loss	Net Unrealized Depreciation

$15,092,663	$47,569,726	$(17,596,910)	$(14,880,153)

The aggregate net assets of Equity Dividend immediately after the acquisition amounted to $3,196,818,529.

8. Capital Loss Carryforwards:

As of July 31, 2009, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates:

Expires July 31,	Equity Dividend	Natural Resources	Utilities and Telecommunications

2016	$5,748,100	—	—
2017	55,141,466	$3,394,198	$3,372,478

Total	$60,889,566	$3,394,198	$3,372,478

SEMI-ANNUAL REPORT	JANUARY 31, 2010	47

Notes to Financial Statements (continued)

9. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended January 31, 2010		Year Ended July 31, 2009

Equity Dividend	Shares	Amount	Shares	Amount

Institutional

Shares sold	49,665,615	$760,171,412	85,273,667	$1,158,962,325
Shares issued resulting from reorganization	—	—	1,132,399	14,982,266
Shares issued to shareholders in reinvestment of dividends	1,045,286	16,340,596	1,808,228	23,709,571

Total issued	50,710,901	776,512,008	88,214,294	1,197,564,162
Shares redeemed	(15,558,238)	(238,003,037)	(32,849,312)	(433,930,605)

Net increase	35,152,663	$538,508,971	55,364,982	$763,633,557

Service

Shares sold	525,664	$7,964,936	2,147,319	$28,574,211
Shares issued to shareholders in reinvestment of dividends	15,759	245,901	32,499	426,481

Total issued	541,423	8,210,837	2,179,818	29,000,692
Shares redeemed	(794,156)	(12,034,127)	(503,109)	(6,876,054)

Net increase (decrease)	(252,733)	$(3,823,290)	1,676,709	$22,124,638

Investor A

Shares sold and automatic conversion of shares	70,048,871	$1,073,911,375	128,665,167	$1,740,272,534
Shares issued resulting from reorganization	—	—	15,149	198,923
Shares issued to shareholders in reinvestment of dividends	1,584,529	24,728,919	3,032,599	39,687,011

Total issued	71,633,400	1,098,640,294	131,712,915	1,780,158,468
Shares redeemed	(28,640,488)	(438,610,284)	(55,457,983)	(729,685,560)

Net increase	42,992,912	$660,030,010	76,254,932	$1,050,472,908

Investor B

Shares sold	186,225	$2,864,961	1,704,379	$23,542,604
Shares issued to shareholders in reinvestment of dividends	17,362	272,642	69,684	912,365

Total issued	203,587	3,137,603	1,774,063	24,454,969
Shares redeemed and automatic conversion of shares	(806,867)	(12,350,762)	(2,413,527)	(32,409,042)

Net decrease	(603,280)	$(9,213,159)	(639,464)	$(7,954,073)

Investor C

Shares sold	11,855,778	$178,294,409	23,526,852	$315,477,746
Shares issued resulting from reorganization	—	—	114	1,474
Shares issued to shareholders in reinvestment of dividends	234,907	3,598,740	605,163	7,757,816

Total issued	12,090,685	181,893,149	24,132,129	323,237,036
Shares redeemed	(4,904,116)	(73,265,421)	(11,953,498)	(154,732,240)

Net increase	7,186,569	$108,627,728	12,178,631	$168,504,796

Class R

Shares sold	7,256,932	$111,958,655	11,884,889	$161,173,864
Shares issued to shareholders in reinvestment of dividends	128,027	2,008,940	236,242	3,111,699

Total issued	7,384,959	113,967,595	12,121,131	164,285,563
Shares redeemed	(2,453,266)	(37,709,619)	(3,378,797)	(44,498,782)

Net increase	4,931,693	$76,257,976	8,742,334	$119,786,781

48	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Notes to Financial Statements (continued)

	Six Months Ended January 31, 2010		Year Ended July 31, 2009

Natural Resources	Shares	Amount	Shares	Amount

Institutional

Shares sold	308,140	$16,412,968	721,381	$30,702,859
Shares issued to shareholders in reinvestment of distributions	—	—	21,733	787,832

Total issued	308,140	16,412,968	743,114	31,490,691
Shares redeemed	(159,148)	(8,303,098)	(905,329)	(38,272,947)

Net increase (decrease)	148,992	$8,109,870	(162,215)	$(6,782,256)

Investor A

Shares sold and automatic conversion of shares	1,454,286	$75,216,320	2,116,516	$85,633,415
Shares issued to shareholders in reinvestment of distributions	—	—	78,069	2,776,988

Total issued	1,454,286	75,216,320	2,194,585	88,410,403
Shares redeemed	(659,879)	(33,991,740)	(1,752,753)	(77,814,756)

Net increase	794,407	$41,224,580	441,832	$10,595,647

Investor B

Shares sold	15,640	$746,157	114,649	$4,463,330
Shares issued to shareholders in reinvestment of distributions	—	—	12,362	408,559

Total issued	15,640	746,157	127,011	4,871,889
Shares redeemed and automatic conversion of shares	(74,540)	(3,523,186)	(325,419)	(13,754,126)

Net decrease	(58,900)	$(2,777,029)	(198,408)	$(8,882,237)

Investor C

Shares sold	487,248	$23,009,873	919,536	$34,800,608
Shares issued to shareholders in reinvestment of distributions	—	—	35,669	1,161,401

Total issued	487,248	23,009,873	955,205	35,962,009
Shares redeemed	(264,012)	(12,337,635)	(814,017)	(32,433,575)

Net increase	223,236	$10,672,238	141,188	$3,528,434

Utilities and Telecommunications

Institutional

Shares sold	34,625	$377,339	327,663	$3,046,917
Shares issued to shareholders in reinvestment of dividends and distributions	16,172	178,566	108,979	1,054,924

Total issued	50,797	555,905	436,642	4,101,841
Shares redeemed	(165,255)	(1,793,140)	(611,411)	(6,028,445)

Net decrease	(114,458)	$(1,237,235)	(174,769)	$(1,926,604)

Investor A

Shares sold and automatic conversion of shares	440,225	$4,860,408	629,691	$6,648,204
Shares issued to shareholders in reinvestment of dividends and distributions	56,755	627,666	378,614	3,699,580

Total issued	496,980	5,488,074	1,008,305	10,347,784
Shares redeemed	(623,258)	(6,810,911)	(1,292,333)	(13,548,146)

Net decrease	(126,278)	$(1,322,837)	(284,028)	$(3,200,362)

SEMI-ANNUAL REPORT	JANUARY 31, 2010	49

Notes to Financial Statements (concluded)

	Six Months Ended January 31, 2010		Year Ended July 31, 2009

Utilities and Telecommunications (concluded)	Shares	Amount	Shares	Amount

Investor B

Shares sold	5,865	$63,172	32,062	$337,758
Shares issued to shareholders in reinvestment of dividends and distributions	439	4,821	4,710	45,191

Total issued	6,304	67,993	36,772	382,949
Shares redeemed	(10,694)	(116,138)	(51,540)	(525,621)

Net decrease	(4,390)	$(48,145)	(14,768)	$(142,672)

Investor B1

Shares sold	2,807	$30,457	32,874	$352,001
Shares issued to shareholders in reinvestment of dividends and distributions	1,561	17,259	25,815	248,940

Total issued	4,368	47,716	58,689	600,941
Shares redeemed and automatic conversion of shares	(111,561)	(1,205,596)	(360,956)	(3,869,331)

Net decrease	(107,193)	$(1,157,880)	(302,267)	$(3,268,390)

Investor C

Shares sold	151,593	$1,633,319	251,243	$2,467,863
Shares issued to shareholders in reinvestment of dividends and distributions	2,874	31,047	18,752	178,076

Total issued	154,467	1,664,366	269,995	2,645,939
Shares redeemed	(86,706)	(911,574)	(147,914)	(1,596,426)

Net increase	67,761	$752,792	122,081	$1,049,513

Investor C1

Shares sold	19,881	$216,314	40,047	$419,063
Shares issued to shareholders in reinvestment of dividends and distributions	5,325	58,032	47,865	456,610

Total issued	25,206	274,346	87,912	875,673
Shares redeemed	(65,929)	(702,405)	(216,475)	(2,248,663)

Net decrease	(40,723)	$(428,059)	(128,563)	$(1,372,990)

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Officers and Directors

Robert M. Hernandez, Chairman of the Board, Director and Member of the Audit Committee
Fred G. Weiss, Vice Chairman of the Board, Chairman of the Audit Committee and Director
James H. Bodurtha, Director
Bruce R. Bond, Director
Donald W. Burton, Director
Richard S. Davis, Fund President1 and Director
Honorable Stuart E. Eizenstat, Director
Laurence D. Fink, Director
Kenneth A. Froot, Director
Henry Gabbay, Director
John F. O’Brien, Director
Roberta Cooper Ramo, Director
David H. Walsh, Director
Richard R. West, Director and Member of the Audit Committee
Anne Ackerley, Fund President2 and Chief Executive Officer
Jeffrey Holland, Vice President
Brendan Kyne, Vice President
Brian Schmidt, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Brian Kindelan, Chief Compliance Officer of the Funds
Howard Surloff, Secretary

[1]	Fund President for Equity Dividend.
[2]	Fund President of Natural Resources and Utilities and Telecommunications.

Investment Advisor

BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC
Plainsboro, NJ 08536

Custodians

State Street Bank and Trust Company3
Boston, MA 02111

The Bank of New York Mellon4
New York, NY 10286

JPMorgan Chase Bank, N.A.5
Brooklyn, NY 11245

Transfer Agent

PNC Global Investment Servicing (U.S.) Inc.
Wilmington, DE 19809

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Distributor

BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Willkie Farr & Gallagher LLP
New York, NY 10019

Address of the Funds

100 Bellevue Parkway
Wilmington, DE 19809

[3]	For Equity Dividend.
[4]	For Natural Resources.
[5]	For Utilities and Telecommunications.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	51

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ websites or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1)	Access the BlackRock website at http://www.blackrock.com/edelivery

2)	Select “eDelivery” under the “More Information” section

3)	Log into your account

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call (800) 441-7762.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Security and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2010

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices.You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2010	53

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Energy & Resources Portfolio
BlackRock Asset Allocation Portfolio†
BlackRock Aurora Portfolio
BlackRock Balanced Capital Fund†
BlackRock Basic Value Fund
BlackRock Capital Appreciation Portfolio
BlackRock Energy & Resources Portfolio
BlackRock Equity Dividend Fund
BlackRock EuroFund
BlackRock Focus Growth Fund
BlackRock Focus Value Fund
BlackRock Fundamental Growth Fund
BlackRock Global Allocation Fund†
BlackRock Global Dynamic Equity Fund
BlackRock Global Emerging Markets Fund
BlackRock Global Financial Services Fund
BlackRock Global Growth Fund
BlackRock Global Opportunities Portfolio
BlackRock Global SmallCap Fund
BlackRock Health Sciences Opportunities Portfolio
BlackRock Healthcare Fund
BlackRock Index Equity Portfolio*
BlackRock International Fund
BlackRock International Index Fund
BlackRock International Opportunities Portfolio
BlackRock International Value Fund
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund
BlackRock Latin America Fund
BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Mid-Cap Value Equity Portfolio
BlackRock Mid Cap Value Opportunities Fund
BlackRock Natural Resources Trust
BlackRock Pacific Fund
BlackRock Science & Technology Opportunities Portfolio
BlackRock Small Cap Core Equity Portfolio
BlackRock Small Cap Growth Equity Portfolio
BlackRock Small Cap Growth Fund II
BlackRock Small Cap Index Fund
BlackRock Small/Mid-Cap Growth Portfolio
BlackRock S&P 500 Index Fund
BlackRock U.S. Opportunities Portfolio
BlackRock Utilities and Telecommunications Fund
BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Bond Portfolio
BlackRock Emerging Market Debt Portfolio
BlackRock GNMA Portfolio
BlackRock Government Income Portfolio
BlackRock High Income Fund
BlackRock High Yield Bond Portfolio
BlackRock Income Portfolio†
BlackRock Income Builder Portfolio†
BlackRock Inflation Protected Bond Portfolio
BlackRock Intermediate Government Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Managed Income Portfolio
BlackRock Multi-Sector Bond Fund
BlackRock Short-Term Bond Fund
BlackRock Strategic Income Opportunities Portfolio
BlackRock Total Return Fund
BlackRock Total Return Portfolio II
BlackRock World Income Fund

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio
BlackRock California Municipal Bond Fund
BlackRock High Yield Municipal Fund
BlackRock Intermediate Municipal Fund
BlackRock Kentucky Municipal Bond Portfolio
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock New Jersey Municipal Bond Fund
BlackRock New York Municipal Bond Fund
BlackRock Ohio Municipal Bond Portfolio
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Short-Term Municipal Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios
Conservative Prepared Portfolio
Moderate Prepared Portfolio
Growth Prepared Portfolio
Aggressive Growth Prepared Portfolio
BlackRock Lifecycle Prepared Portfolios
Prepared Portfolio 2010
Prepared Portfolio 2015
Prepared Portfolio 2020
Prepared Portfolio 2025
Prepared Portfolio 2030
Prepared Portfolio 2035
Prepared Portfolio 2040
Prepared Portfolio 2045
Prepared Portfolio 2050

*	See the prospectus for information on specific limitations on investments in the fund.

†	Mixed asset fund.

BlackRock mutual funds are currently distributed by BlackRock Investments, LLC. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 441-7762 or from your financial advisor. The prospectus should be read carefully before investing.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2010

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless accompanied or preceded by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

#EDNRUT-1/10

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –

Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Equity Dividend Fund

Date: March 19, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: March 19, 2010

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: March 19, 2010